UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.4%)
Walt Disney Co.	15,035,177	647,866
McDonald's Corp.	8,259,941	628,499
Comcast Corp. Class A	21,137,259	522,513
* Amazon.com Inc.	2,820,771	508,106
Home Depot Inc.	12,974,645	480,840
* Ford Motor Co.	29,948,023	446,525
News Corp. Class A	18,080,253	317,489
Time Warner Inc.	8,651,971	308,875
* DIRECTV Class A	6,282,275	294,010
Lowe's Cos. Inc.	10,925,494	288,761
Target Corp.	5,605,827	280,347
NIKE Inc. Class B	3,030,498	229,409
Johnson Controls Inc.	5,362,460	222,917
Viacom Inc. Class B	4,726,138	219,860
Starbucks Corp.	5,905,996	218,227
* priceline.com Inc.	389,123	197,067
Time Warner Cable Inc.	2,718,468	193,936
Yum! Brands Inc.	3,700,702	190,142
TJX Cos. Inc.	3,133,377	155,823
CBS Corp. Class B	5,323,148	133,292
Carnival Corp.	3,416,508	131,057
Kohl's Corp.	2,314,634	122,768
Coach Inc.	2,341,534	121,853
Staples Inc.	5,698,840	110,671
Omnicom Group Inc.	2,249,879	110,379
Stanley Black & Decker Inc.	1,324,515	101,458
* Bed Bath & Beyond Inc.	2,017,794	97,399
McGraw-Hill Cos. Inc.	2,429,183	95,710
* Discovery Communications Inc. Class A	2,230,341	88,991
Starwood Hotels & Resorts Worldwide Inc.	1,522,168	88,468
* Netflix Inc.	347,459	82,462
Marriott International Inc. Class A	2,302,504	81,923
Macy's Inc.	3,350,331	81,279
Harley-Davidson Inc.	1,864,041	79,203
Gap Inc.	3,452,350	78,230
Wynn Resorts Ltd.	601,656	76,561
Fortune Brands Inc.	1,214,217	75,148
Best Buy Co. Inc.	2,589,550	74,372
Limited Brands Inc.	2,093,291	68,827
Mattel Inc.	2,759,690	68,799
VF Corp.	685,157	67,509
JC Penney Co. Inc.	1,873,664	67,283
Ross Stores Inc.	942,686	67,044
Genuine Parts Co.	1,248,373	66,963
* O'Reilly Automotive Inc.	1,117,482	64,211
Polo Ralph Lauren Corp. Class A	517,914	64,040
Cablevision Systems Corp. Class A	1,840,968	63,716
Tiffany & Co.	1,000,826	61,491

	Nordstrom Inc.	1,328,756	59,635
*	AutoZone Inc.	211,634	57,895
*	CarMax Inc.	1,785,891	57,327
	Darden Restaurants Inc.	1,094,200	53,758
	Whirlpool Corp.	602,145	51,399
	Family Dollar Stores Inc.	1,000,771	51,360
	Hasbro Inc.	1,085,079	50,825
	Interpublic Group of Cos. Inc.	3,873,379	48,688
	Newell Rubbermaid Inc.	2,300,937	44,017
	Wyndham Worldwide Corp.	1,371,728	43,635
*	Apollo Group Inc. Class A	974,608	40,651
	Abercrombie & Fitch Co.	690,771	40,548
	H&R Block Inc.	2,416,848	40,458
	International Game Technology	2,365,875	38,398
	Scripps Networks Interactive Inc. Class A	717,337	35,931
	Expedia Inc.	1,584,025	35,894
*	Urban Outfitters Inc.	1,013,080	30,220
	Gannett Co. Inc.	1,897,788	28,903
*	Goodyear Tire & Rubber Co.	1,923,886	28,820
*,^ Sears Holdings Corp.		344,847	28,502
	Leggett & Platt Inc.	1,159,224	28,401
*	GameStop Corp. Class A	1,198,779	26,997
	DeVry Inc.	487,824	26,864
*	Big Lots Inc.	597,542	25,951
	DR Horton Inc.	2,224,940	25,921
	Harman International Industries Inc.	551,637	25,828
	Lennar Corp. Class A	1,272,343	23,055
*	Pulte Group Inc.	2,661,639	19,696
	Comcast Corp. Class A Special Shares	844,535	19,610
	Washington Post Co. Class B	41,951	18,356
*,^ AutoNation Inc.		507,640	17,955
	RadioShack Corp.	837,591	12,572
			9,980,389
Consumer Staples (10.2%)
	Procter & Gamble Co.	22,174,315	1,365,938
	Coca-Cola Co.	18,164,548	1,205,218
	Philip Morris International Inc.	14,228,209	933,797
	PepsiCo Inc.	12,560,548	809,025
	Wal-Mart Stores Inc.	15,510,474	807,320
	Kraft Foods Inc.	13,846,376	434,222
	Altria Group Inc.	16,562,357	431,118
	CVS Caremark Corp.	10,831,820	371,748
	Colgate-Palmolive Co.	3,909,893	315,763
	Walgreen Co.	7,302,721	293,131
	Costco Wholesale Corp.	3,455,946	253,390
	Kimberly-Clark Corp.	3,201,320	208,950
	General Mills Inc.	5,033,577	183,977
	Archer-Daniels-Midland Co.	5,045,331	181,683
	Sysco Corp.	4,613,047	127,782
	HJ Heinz Co.	2,547,696	124,379
	Kroger Co.	5,034,547	120,678
	Lorillard Inc.	1,152,187	109,469
	Kellogg Co.	1,995,486	107,716
	Reynolds American Inc.	2,678,672	95,173
	Mead Johnson Nutrition Co.	1,620,610	93,882

Avon Products Inc.	3,404,339	92,053
Estee Lauder Cos. Inc. Class A	907,060	87,404
Sara Lee Corp.	4,930,453	87,121
ConAgra Foods Inc.	3,448,626	81,905
Whole Foods Market Inc.	1,167,651	76,948
Clorox Co.	1,089,112	76,314
Coca-Cola Enterprises Inc.	2,613,153	71,339
Safeway Inc.	2,914,672	68,612
JM Smucker Co.	942,278	67,269
Hershey Co.	1,223,881	66,518
Dr Pepper Snapple Group Inc.	1,772,926	65,882
Molson Coors Brewing Co. Class B	1,257,587	58,968
Brown-Forman Corp. Class B	816,134	55,742
McCormick & Co. Inc.	1,052,809	50,356
Campbell Soup Co.	1,445,540	47,862
Tyson Foods Inc. Class A	2,361,249	45,313
Hormel Foods Corp.	1,096,218	30,519
* Constellation Brands Inc. Class A	1,393,043	28,251
SUPERVALU Inc.	1,681,287	15,014
* Dean Foods Co.	1,450,012	14,500
		9,762,249
Energy (13.2%)
Exxon Mobil Corp.	39,258,364	3,302,806
Chevron Corp.	15,893,332	1,707,421
Schlumberger Ltd.	10,775,158	1,004,891
ConocoPhillips	11,318,722	903,913
Occidental Petroleum Corp.	6,435,389	672,434
Apache Corp.	3,030,195	396,713
Halliburton Co.	7,231,049	360,396
Anadarko Petroleum Corp.	3,928,826	321,849
Devon Energy Corp.	3,380,564	310,234
Marathon Oil Corp.	5,623,282	299,777
National Oilwell Varco Inc.	3,333,584	264,253
Baker Hughes Inc.	3,437,971	252,450
EOG Resources Inc.	2,120,670	251,321
Hess Corp.	2,379,277	202,738
Chesapeake Energy Corp.	5,206,309	174,516
Peabody Energy Corp.	2,141,950	154,135
Williams Cos. Inc.	4,640,778	144,699
Spectra Energy Corp.	5,134,892	139,566
Noble Energy Inc.	1,391,296	134,469
Valero Energy Corp.	4,504,281	134,318
* Southwestern Energy Co.	2,754,516	118,362
Murphy Oil Corp.	1,526,665	112,088
* Cameron International Corp.	1,938,745	110,702
El Paso Corp.	5,582,396	100,483
Consol Energy Inc.	1,792,056	96,108
Pioneer Natural Resources Co.	922,490	94,020
Noble Corp.	1,998,377	91,166
* FMC Technologies Inc.	951,694	89,916
* Newfield Exploration Co.	1,063,217	80,815
* Denbury Resources Inc.	3,174,025	77,446
Range Resources Corp.	1,270,223	74,257
* Nabors Industries Ltd.	2,265,130	68,815
EQT Corp.	1,181,088	58,936

Helmerich & Payne Inc.	841,984	57,836
QEP Resources Inc.	1,396,000	56,594
Massey Energy Co.	819,131	55,996
* Rowan Cos. Inc.	1,000,276	44,192
Cabot Oil & Gas Corp.	825,626	43,733
Sunoco Inc.	955,085	43,542
Diamond Offshore Drilling Inc.	550,405	42,767
* Tesoro Corp.	1,133,688	30,417
		12,681,090
Financials (15.7%)
JPMorgan Chase & Co.	31,538,254	1,453,913
Wells Fargo & Co.	41,708,400	1,322,156
Bank of America Corp.	80,131,109	1,068,148
* Berkshire Hathaway Inc. Class B	12,565,580	1,050,859
* Citigroup Inc.	230,042,061	1,016,786
Goldman Sachs Group Inc.	4,120,916	653,042
US Bancorp	15,216,103	402,162
American Express Co.	8,282,009	374,347
MetLife Inc.	8,353,722	373,662
Morgan Stanley	12,236,776	334,309
Bank of New York Mellon Corp.	9,831,476	293,666
PNC Financial Services Group Inc.	4,160,423	262,065
Simon Property Group Inc.	2,351,030	251,936
Prudential Financial Inc.	3,847,558	236,933
Travelers Cos. Inc.	3,412,572	202,980
Aflac Inc.	3,722,523	196,475
Capital One Financial Corp.	3,620,710	188,132
State Street Corp.	3,975,723	178,669
ACE Ltd.	2,656,400	171,869
CME Group Inc.	530,536	159,983
BB&T Corp.	5,498,982	150,947
Franklin Resources Inc.	1,147,784	143,565
Chubb Corp.	2,337,085	143,287
Charles Schwab Corp.	7,906,829	142,560
AON Corp.	2,636,947	139,653
T Rowe Price Group Inc.	2,050,308	136,181
Allstate Corp.	4,193,936	133,283
Equity Residential	2,327,323	131,284
Marsh & McLennan Cos. Inc.	4,307,368	128,403
Public Storage	1,106,374	122,708
SunTrust Banks Inc.	4,241,296	122,319
HCP Inc.	3,174,592	120,444
Ameriprise Financial Inc.	1,951,445	119,194
Vornado Realty Trust	1,294,738	113,290
Progressive Corp.	5,228,066	110,469
Loews Corp.	2,490,534	107,317
Boston Properties Inc.	1,128,982	107,084
Weyerhaeuser Co.	4,255,013	104,673
Discover Financial Services	4,318,879	104,171
Fifth Third Bancorp	7,269,556	100,901
Northern Trust Corp.	1,917,730	97,325
* Berkshire Hathaway Inc. Class A	759	95,103
Host Hotels & Resorts Inc.	5,389,738	94,913
Hartford Financial Services Group Inc.	3,522,830	94,870
Invesco Ltd.	3,646,708	93,210

M&T Bank Corp.	952,384	84,257
AvalonBay Communities Inc.	681,337	81,815
Principal Financial Group Inc.	2,539,131	81,531
Lincoln National Corp.	2,499,409	75,082
Health Care REIT Inc.	1,394,018	73,102
NYSE Euronext	2,067,273	72,706
Regions Financial Corp.	9,954,811	72,272
ProLogis	4,515,662	72,160
* IntercontinentalExchange Inc.	580,776	71,749
Ventas Inc.	1,289,406	70,015
KeyCorp	7,528,906	66,857
Unum Group	2,451,414	64,350
* SLM Corp.	4,170,993	63,816
* CB Richard Ellis Group Inc. Class A	2,305,280	61,551
XL Group plc Class A	2,462,379	60,575
Kimco Realty Corp.	3,217,950	59,017
Leucadia National Corp.	1,567,020	58,826
Plum Creek Timber Co. Inc.	1,281,510	55,887
Moody's Corp.	1,580,171	53,584
* Genworth Financial Inc. Class A	3,878,816	52,209
Comerica Inc.	1,399,671	51,396
Huntington Bancshares Inc.	6,835,656	45,389
Legg Mason Inc.	1,205,352	43,501
Cincinnati Financial Corp.	1,290,626	42,333
Torchmark Corp.	616,944	41,014
Hudson City Bancorp Inc.	4,170,384	40,369
^ American International Group Inc.	1,137,370	39,967
People's United Financial Inc.	2,866,091	36,055
Marshall & Ilsley Corp.	4,197,331	33,537
Zions Bancorporation	1,449,074	33,416
* NASDAQ OMX Group Inc.	1,185,800	30,641
Assurant Inc.	791,314	30,473
* E*Trade Financial Corp.	1,751,817	27,381
Apartment Investment & Management Co.	935,390	23,824
First Horizon National Corp.	2,085,292	23,376
^ Federated Investors Inc. Class B	733,183	19,613
Janus Capital Group Inc.	1,473,441	18,374
BlackRock Inc.	45,949	9,236
		15,090,502
Health Care (11.0%)
Pfizer Inc.	63,299,703	1,285,617
Johnson & Johnson	21,655,150	1,283,068
Merck & Co. Inc.	24,409,261	805,750
Abbott Laboratories	12,252,371	600,979
* Amgen Inc.	7,382,243	394,581
UnitedHealth Group Inc.	8,658,818	391,379
Bristol-Myers Squibb Co.	13,478,185	356,228
Medtronic Inc.	8,466,284	333,148
Eli Lilly & Co.	8,065,322	283,657
* Gilead Sciences Inc.	6,296,012	267,203
Baxter International Inc.	4,587,233	246,655
* Express Scripts Inc.	4,182,380	232,582
* Celgene Corp.	3,680,531	211,741
WellPoint Inc.	2,972,848	207,475
* Covidien plc	3,909,738	203,072

* Medco Health Solutions Inc.	3,202,014	179,825
Allergan Inc.	2,419,912	171,862
* Thermo Fisher Scientific Inc.	3,092,268	171,775
Stryker Corp.	2,663,694	161,953
McKesson Corp.	2,012,901	159,120
* Genzyme Corp.	2,067,694	157,455
* Biogen Idec Inc.	1,907,192	139,969
Becton Dickinson and Co.	1,750,440	139,370
St. Jude Medical Inc.	2,576,983	132,096
* Agilent Technologies Inc.	2,732,175	122,347
Aetna Inc.	3,045,579	113,996
Cardinal Health Inc.	2,770,351	113,945
* Intuitive Surgical Inc.	307,868	102,662
CIGNA Corp.	2,148,470	95,134
* Humana Inc.	1,335,125	93,379
* Zimmer Holdings Inc.	1,521,853	92,118
* Boston Scientific Corp.	12,066,738	86,760
AmerisourceBergen Corp. Class A	2,171,221	85,893
* Edwards Lifesciences Corp.	909,773	79,150
* Mylan Inc.	3,459,195	78,420
* Life Technologies Corp.	1,424,667	74,681
* Forest Laboratories Inc.	2,264,280	73,136
* Laboratory Corp. of America Holdings	791,444	72,916
* Hospira Inc.	1,318,882	72,802
Quest Diagnostics Inc.	1,233,552	71,201
CR Bard Inc.	673,053	66,841
* DaVita Inc.	759,853	64,975
* Varian Medical Systems Inc.	950,296	64,278
* Cerner Corp.	567,817	63,141
* Waters Corp.	723,127	62,840
* Watson Pharmaceuticals Inc.	996,303	55,803
* CareFusion Corp.	1,766,265	49,809
* Cephalon Inc.	599,684	45,444
DENTSPLY International Inc.	1,125,451	41,630
* Coventry Health Care Inc.	1,185,959	37,820
* Tenet Healthcare Corp.	3,847,547	28,664
Patterson Cos. Inc.	758,102	24,403
PerkinElmer Inc.	897,671	23,582
		10,574,330
Industrials (11.2%)
General Electric Co.	84,068,864	1,685,581
United Technologies Corp.	7,287,353	616,874
United Parcel Service Inc. Class B	7,815,144	580,822
Caterpillar Inc.	5,057,627	563,167
3M Co.	5,635,379	526,908
Boeing Co.	5,829,309	430,961
Union Pacific Corp.	3,887,227	382,231
Honeywell International Inc.	6,207,898	370,674
Emerson Electric Co.	5,970,269	348,843
Deere & Co.	3,333,363	322,970
FedEx Corp.	2,493,990	233,313
CSX Corp.	2,932,172	230,469
General Dynamics Corp.	2,950,637	225,901
Danaher Corp.	4,279,306	222,096
Illinois Tool Works Inc.	3,945,881	211,973

Norfolk Southern Corp.	2,819,183	195,285
Lockheed Martin Corp.	2,271,135	182,599
Cummins Inc.	1,566,310	171,699
Tyco International Ltd.	3,750,540	167,912
Precision Castparts Corp.	1,135,654	167,146
PACCAR Inc.	2,892,188	151,406
Eaton Corp.	2,694,850	149,402
Northrop Grumman Corp.	2,306,652	144,650
Raytheon Co.	2,826,549	143,787
Waste Management Inc.	3,764,216	140,556
Ingersoll-Rand plc	2,609,116	126,046
Parker Hannifin Corp.	1,281,560	121,338
Rockwell Automation Inc.	1,127,528	106,721
Fluor Corp.	1,398,537	103,016
CH Robinson Worldwide Inc.	1,315,358	97,507
Dover Corp.	1,477,661	97,141
ITT Corp.	1,453,977	87,311
Goodrich Corp.	994,997	85,102
Expeditors International of Washington Inc.	1,680,458	84,258
Joy Global Inc.	830,099	82,022
Rockwell Collins Inc.	1,228,482	79,642
Fastenal Co.	1,166,866	75,648
Southwest Airlines Co.	5,916,782	74,729
Republic Services Inc. Class A	2,431,772	73,050
L-3 Communications Holdings Inc.	895,814	70,151
Roper Industries Inc.	754,915	65,270
WW Grainger Inc.	461,963	63,603
* Stericycle Inc.	675,912	59,933
Textron Inc.	2,185,562	59,863
Flowserve Corp.	441,344	56,845
Pall Corp.	914,326	52,674
* Jacobs Engineering Group Inc.	1,000,728	51,467
Iron Mountain Inc.	1,585,083	49,502
Pitney Bowes Inc.	1,613,560	41,452
Masco Corp.	2,835,406	39,469
* Quanta Services Inc.	1,706,394	38,274
Equifax Inc.	971,733	37,752
Avery Dennison Corp.	846,193	35,506
Robert Half International Inc.	1,158,277	35,443
Dun & Bradstreet Corp.	393,825	31,601
RR Donnelley & Sons Co.	1,635,286	30,940
Cintas Corp.	1,001,354	30,311
Snap-On Inc.	461,567	27,722
Ryder System Inc.	405,568	20,522
* Raytheon Co. Warrants Exp. 06/16/2011	20,998	281
* Huntington Ingalls Industries Inc.	442	18
		10,759,355
Information Technology (18.0%)
* Apple Inc.	7,293,970	2,541,584
International Business Machines Corp.	9,655,306	1,574,491
Microsoft Corp.	58,540,599	1,484,590
* Google Inc. Class A	1,985,528	1,163,936
Oracle Corp.	30,800,666	1,027,818
Intel Corp.	43,449,373	876,374
Cisco Systems Inc.	43,766,018	750,587

	QUALCOMM Inc.	13,013,716	713,542
	Hewlett-Packard Co.	17,216,215	705,348
*	EMC Corp.	16,377,178	434,814
	Texas Instruments Inc.	9,279,083	320,685
	Visa Inc. Class A	3,836,700	282,458
*	eBay Inc.	9,045,670	280,778
	Corning Inc.	12,395,605	255,721
	Automatic Data Processing Inc.	3,929,978	201,647
*	Cognizant Technology Solutions Corp. Class A	2,408,416	196,045
*	Dell Inc.	13,295,217	192,914
	Mastercard Inc. Class A	765,089	192,588
*	Juniper Networks Inc.	4,234,813	178,201
*	Yahoo! Inc.	10,366,305	172,599
	Applied Materials Inc.	10,445,442	163,158
	Broadcom Corp. Class A	3,764,896	148,262
*	NetApp Inc.	2,912,291	140,314
*	Adobe Systems Inc.	4,006,682	132,862
*	Salesforce.com Inc.	936,154	125,051
*	Motorola Solutions Inc.	2,665,596	119,126
	Xerox Corp.	11,078,791	117,989
*	Intuit Inc.	2,155,813	114,474
*	Symantec Corp.	6,045,615	112,086
	Altera Corp.	2,534,370	111,563
*	Citrix Systems Inc.	1,486,165	109,174
	Western Union Co.	5,123,076	106,406
	Analog Devices Inc.	2,373,303	93,461
*	SanDisk Corp.	1,875,018	86,420
*	NVIDIA Corp.	4,602,145	84,956
*	Autodesk Inc.	1,811,655	79,912
	Paychex Inc.	2,547,777	79,898
*	Micron Technology Inc.	6,788,236	77,793
	Amphenol Corp. Class A	1,392,397	75,732
	CA Inc.	3,027,645	73,208
*	Fiserv Inc.	1,156,168	72,515
*	BMC Software Inc.	1,413,921	70,328
*	Red Hat Inc.	1,527,833	69,348
	Fidelity National Information Services Inc.	2,107,531	68,895
*,^ First Solar Inc.		428,260	68,881
*	Western Digital Corp.	1,833,894	68,386
	Xilinx Inc.	2,066,169	67,770
*	Teradata Corp.	1,331,236	67,494
*	F5 Networks Inc.	639,520	65,596
	KLA-Tencor Corp.	1,323,703	62,704
	Linear Technology Corp.	1,796,255	60,408
	Computer Sciences Corp.	1,227,970	59,839
*	Motorola Mobility Holdings Inc.	2,329,814	56,847
^	Microchip Technology Inc.	1,491,935	56,708
*	Akamai Technologies Inc.	1,481,868	56,311
*	Electronic Arts Inc.	2,647,048	51,697
	Harris Corp.	1,012,916	50,241
	VeriSign Inc.	1,373,351	49,729
	FLIR Systems Inc.	1,263,037	43,714
*	SAIC Inc.	2,325,778	39,352
*	Advanced Micro Devices Inc.	4,557,345	39,193
*	JDS Uniphase Corp.	1,775,361	36,999

* LSI Corp.	4,877,561	33,167
Jabil Circuit Inc.	1,552,483	31,717
Molex Inc.	1,093,709	27,474
National Semiconductor Corp.	1,909,367	27,380
* Novellus Systems Inc.	714,371	26,525
* Teradyne Inc.	1,467,606	26,138
* MEMC Electronic Materials Inc.	1,823,561	23,633
Total System Services Inc.	1,286,357	23,180
* Lexmark International Inc. Class A	622,463	23,056
* Compuware Corp.	1,732,102	20,006
* Novell Inc.	2,783,694	16,507
* Monster Worldwide Inc.	1,030,955	16,392
Tellabs Inc.	2,871,088	15,045
		17,291,740
Materials (3.7%)
Freeport-McMoRan Copper & Gold Inc.	7,493,407	416,259
EI du Pont de Nemours & Co.	7,296,558	401,092
Dow Chemical Co.	9,246,419	349,052
Monsanto Co.	4,249,025	307,035
Praxair Inc.	2,401,217	243,964
Newmont Mining Corp.	3,905,111	213,141
Air Products & Chemicals Inc.	1,701,441	153,436
Alcoa Inc.	8,412,982	148,489
PPG Industries Inc.	1,271,296	121,040
Nucor Corp.	2,500,774	115,086
Cliffs Natural Resources Inc.	1,073,027	105,457
International Paper Co.	3,483,201	105,123
Ecolab Inc.	1,843,002	94,030
CF Industries Holdings Inc.	564,599	77,231
Sigma-Aldrich Corp.	965,496	61,444
United States Steel Corp.	1,137,937	61,380
Sherwin-Williams Co.	704,572	59,177
Eastman Chemical Co.	560,663	55,685
Allegheny Technologies Inc.	781,608	52,930
FMC Corp.	565,957	48,067
Ball Corp.	1,339,562	48,023
Vulcan Materials Co.	1,021,860	46,597
MeadWestvaco Corp.	1,333,102	40,433
International Flavors & Fragrances Inc.	635,449	39,588
Airgas Inc.	593,421	39,415
* Owens-Illinois Inc.	1,296,297	39,135
Sealed Air Corp.	1,261,847	33,641
Bemis Co. Inc.	847,449	27,805
AK Steel Holding Corp.	872,941	13,775
* Titanium Metals Corp.	714,299	13,272
		3,530,802
Telecommunication Services (3.0%)
AT&T Inc.	46,801,977	1,432,140
Verizon Communications Inc.	22,390,260	862,921
* American Tower Corp. Class A	3,147,755	163,117
* Sprint Nextel Corp.	23,685,918	109,903
CenturyLink Inc.	2,423,313	100,689
Qwest Communications International Inc.	13,804,049	94,282
Frontier Communications Corp.	7,866,740	64,664

Windstream Corp.			3,992,922	51,389
* MetroPCS Communications Inc.			2,089,497	33,933
				2,913,038
Utilities (3.2%)
Southern Co.			6,694,692	255,135
Exelon Corp.			5,239,905	216,094
Dominion Resources Inc.			4,598,504	205,553
Duke Energy Corp.			10,522,608	190,985
NextEra Energy Inc.			3,332,541	183,690
PG&E Corp.			3,137,012	138,593
American Electric Power Co. Inc.			3,806,375	133,756
Public Service Enterprise Group Inc.			4,006,096	126,232
FirstEnergy Corp.			3,310,709	122,794
Consolidated Edison Inc.			2,311,355	117,232
Progress Energy Inc.			2,325,207	107,285
Sempra Energy			1,905,073	101,921
PPL Corp.			3,836,918	97,074
Entergy Corp.			1,418,197	95,317
Edison International			2,580,797	94,431
Xcel Energy Inc.			3,823,380	91,340
* AES Corp.			5,241,511	68,140
DTE Energy Co.			1,341,304	65,670
CenterPoint Energy Inc.			3,363,874	59,070
Oneok Inc.			847,372	56,672
Wisconsin Energy Corp.			1,850,759	56,448
Ameren Corp.			1,904,557	53,461
Constellation Energy Group Inc.			1,582,358	49,259
Northeast Utilities			1,397,549	48,355
NiSource Inc.			2,211,366	42,414
* NRG Energy Inc.			1,959,977	42,218
CMS Energy Corp.			1,996,397	39,209
Pinnacle West Capital Corp.			861,337	36,857
SCANA Corp.			901,163	35,479
Pepco Holdings Inc.			1,782,196	33,238
TECO Energy Inc.			1,701,422	31,919
Integrys Energy Group Inc.			617,695	31,200
Nicor Inc.			360,700	19,370
				3,046,411
Total Common Stocks (Cost $81,221,037)				95,629,906
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.208%		294,165,015	294,165

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.150%	5/25/11	30,000	29,994
Total Temporary Cash Investments (Cost $324,158)				324,159

Total Investments (100.0%) (Cost $81,545,195)	95,954,065
Other Assets and Liabilities-Net (0.0%)[3]	40,550
Net Assets (100%)	95,994,615

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $138,622,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
3 Includes $141,506,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $29,994,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	95,629,906	—	—
Temporary Cash Investments	294,165	29,994	—
Futures Contracts—Liabilities[1]	(801)	—	—
Total	95,923,270	29,994	—
1 Represents variation margin on the last day of the reporting period.

Institutional Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	1,075	355,019	4,356
E-mini S&P 500	June 2011	287	18,956	(22)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $81,545,195,000. Net unrealized appreciation of investment securities for tax purposes was $14,408,870,000, consisting of unrealized gains of $22,274,425,000 on securities that had risen in value since their purchase and $7,865,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.2%)
McDonald's Corp.	1,140,322	86,767
Walt Disney Co.	1,941,625	83,665
* Amazon.com Inc.	387,488	69,798
Comcast Corp. Class A	2,810,954	69,487
Home Depot Inc.	1,797,501	66,615
* Ford Motor Co.	3,304,645	49,272
News Corp. Class A	2,439,288	42,834
Time Warner Inc.	1,197,287	42,743
* DIRECTV Class A	899,905	42,116
Lowe's Cos. Inc.	1,489,560	39,369
Target Corp.	725,807	36,298
Johnson Controls Inc.	727,819	30,255
NIKE Inc. Class B	398,144	30,140
Starbucks Corp.	799,905	29,557
Viacom Inc. Class B	600,974	27,957
Time Warner Cable Inc.	383,906	27,388
* priceline.com Inc.	53,053	26,868
Yum! Brands Inc.	506,357	26,017
TJX Cos. Inc.	427,634	21,266
Carnival Corp.	491,599	18,858
* General Motors Co.	567,330	17,604
CBS Corp. Class B	682,012	17,078
Kohl's Corp.	316,103	16,766
Coach Inc.	319,832	16,644
Omnicom Group Inc.	325,457	15,967
* Las Vegas Sands Corp.	369,967	15,620
Staples Inc.	781,513	15,177
* Bed Bath & Beyond Inc.	279,967	13,514
McGraw-Hill Cos. Inc.	331,714	13,070
Stanley Black & Decker Inc.	170,322	13,047
Starwood Hotels & Resorts Worldwide Inc.	205,771	11,959
* Netflix Inc.	47,999	11,392
Marriott International Inc. Class A	314,465	11,189
Macy's Inc.	456,532	11,075
Wynn Resorts Ltd.	87,036	11,075
Harley-Davidson Inc.	254,156	10,799
Gap Inc.	468,102	10,607
Best Buy Co. Inc.	364,935	10,481
Fortune Brands Inc.	164,867	10,204
* Liberty Media Corp. - Interactive	613,994	9,848
Limited Brands Inc.	298,651	9,820
* BorgWarner Inc.	122,736	9,781
Mattel Inc.	387,282	9,655
Ross Stores Inc.	129,995	9,245
VF Corp.	93,719	9,234
Virgin Media Inc.	331,225	9,205
Cablevision Systems Corp. Class A	265,437	9,187
Genuine Parts Co.	170,198	9,129
* Chipotle Mexican Grill Inc. Class A	33,398	9,097

*	O'Reilly Automotive Inc.	150,624	8,655
	Polo Ralph Lauren Corp. Class A	69,234	8,561
	Nordstrom Inc.	188,719	8,470
	Tiffany & Co.	136,371	8,379
	JC Penney Co. Inc.	230,526	8,278
*	AutoZone Inc.	28,892	7,904
*	CarMax Inc.	242,615	7,788
*	Dollar Tree Inc.	135,142	7,503
	Autoliv Inc.	95,871	7,117
*	Sirius XM Radio Inc.	4,253,479	7,061
	Darden Restaurants Inc.	142,549	7,003
	Whirlpool Corp.	81,970	6,997
	Interpublic Group of Cos. Inc.	527,480	6,630
	Family Dollar Stores Inc.	129,070	6,624
*	Royal Caribbean Cruises Ltd.	150,979	6,229
	Hasbro Inc.	132,235	6,194
*	TRW Automotive Holdings Corp.	112,181	6,179
	Wyndham Worldwide Corp.	189,044	6,014
*	Apollo Group Inc. Class A	143,706	5,994
	Newell Rubbermaid Inc.	313,261	5,993
	Advance Auto Parts Inc.	90,773	5,957
*	Discovery Communications Inc. Class A	148,135	5,911
	Abercrombie & Fitch Co.	95,629	5,613
	H&R Block Inc.	333,345	5,580
*	Liberty Media Corp. - Capital	75,053	5,529
*	DISH Network Corp. Class A	222,048	5,409
	Lear Corp.	109,585	5,355
*	Discovery Communications Inc.	151,754	5,343
*	Liberty Global Inc. Class A	128,726	5,331
*	Fossil Inc.	56,240	5,267
	International Game Technology	321,700	5,221
	PetSmart Inc.	126,900	5,197
	Scripps Networks Interactive Inc. Class A	98,713	4,945
	Expedia Inc.	217,730	4,934
	Comcast Corp. Class A Special Shares	209,395	4,862
*	MGM Resorts International	365,838	4,811
*	Lululemon Athletica Inc.	53,844	4,795
	Tractor Supply Co.	78,676	4,710
*	Liberty Global Inc.	117,662	4,705
	Phillips-Van Heusen Corp.	71,963	4,680
	Gentex Corp.	152,367	4,609
*	NVR Inc.	5,821	4,401
*	Signet Jewelers Ltd.	92,923	4,276
*	Urban Outfitters Inc.	143,344	4,276
*,^ Garmin Ltd.		125,893	4,263
	Williams-Sonoma Inc.	103,034	4,173
*	Liberty Media Corp. - Starz	53,128	4,123
	Tupperware Brands Corp.	68,650	4,099
*	Panera Bread Co. Class A	31,316	3,977
*	Dick's Sporting Goods Inc.	99,302	3,970
	Gannett Co. Inc.	257,829	3,927
*,^ Sears Holdings Corp.		47,441	3,921
	Leggett & Platt Inc.	158,933	3,894
*	Mohawk Industries Inc.	63,378	3,876
	Sotheby's	72,790	3,829
	DeVry Inc.	68,441	3,769
*	Goodyear Tire & Rubber Co.	251,115	3,762
	DR Horton Inc.	311,242	3,626

*	LKQ Corp.	148,809	3,586
*	Deckers Outdoor Corp.	41,506	3,576
*	Tempur-Pedic International Inc.	70,495	3,571
*	Big Lots Inc.	82,016	3,562
	Harman International Industries Inc.	75,398	3,530
	Jarden Corp.	99,070	3,524
*	GameStop Corp. Class A	156,241	3,519
*	Dollar General Corp.	111,203	3,486
	Foot Locker Inc.	169,358	3,340
	American Eagle Outfitters Inc.	201,701	3,205
	Polaris Industries Inc.	34,934	3,040
*	Toll Brothers Inc.	153,477	3,034
	Service Corp. International	266,458	2,947
	Chico's FAS Inc.	192,455	2,868
*	Hanesbrands Inc.	104,224	2,818
*	Tenneco Inc.	65,040	2,761
*	Warnaco Group Inc.	48,252	2,760
*	Pulte Group Inc.	371,307	2,748
*	Under Armour Inc. Class A	39,652	2,698
*	Penn National Gaming Inc.	72,344	2,681
*	Dana Holding Corp.	154,091	2,680
	Lennar Corp. Class A	142,014	2,573
	Washington Post Co. Class B	5,859	2,564
	Guess? Inc.	64,953	2,556
	Brinker International Inc.	100,492	2,542
	Weight Watchers International Inc.	36,067	2,528
	John Wiley & Sons Inc. Class A	49,191	2,501
*	ITT Educational Services Inc.	34,471	2,487
	Brunswick Corp.	96,254	2,448
*	Aeropostale Inc.	100,571	2,446
	Rent-A-Center Inc.	69,367	2,422
*	Lamar Advertising Co. Class A	62,874	2,323
*	WMS Industries Inc.	63,038	2,228
*	Ascena Retail Group Inc.	68,393	2,217
*	Bally Technologies Inc.	58,190	2,203
	Aaron's Inc.	84,001	2,130
*	DreamWorks Animation SKG Inc. Class A	76,043	2,124
*	Hyatt Hotels Corp. Class A	48,420	2,084
*	Career Education Corp.	88,700	2,015
	Wolverine World Wide Inc.	53,274	1,986
	Dillard's Inc. Class A	48,551	1,948
	Strayer Education Inc.	14,732	1,922
	RadioShack Corp.	123,423	1,853
*	Cheesecake Factory Inc.	61,289	1,844
*	ANN Inc.	63,288	1,842
	Wendy's/Arby's Group Inc. Class A	365,881	1,840
*	Madison Square Garden Inc. Class A	68,153	1,839
*	Timberland Co. Class A	43,098	1,780
*	Carter's Inc.	62,126	1,779
	Six Flags Entertainment Corp.	24,081	1,734
*	Ulta Salon Cosmetics & Fragrance Inc.	35,550	1,711
*,^ AutoNation Inc.		48,248	1,707
*	Iconix Brand Group Inc.	79,438	1,706
*	CROCS Inc.	95,001	1,695
*	Saks Inc.	149,598	1,692
*	Valassis Communications Inc.	54,096	1,576
	Cooper Tire & Rubber Co.	60,288	1,552
*	JOS A Bank Clothiers Inc.	30,100	1,531

*	Sally Beauty Holdings Inc.	109,146	1,529
*	Life Time Fitness Inc.	40,929	1,527
*	Collective Brands Inc.	70,457	1,520
*	Vail Resorts Inc.	31,175	1,520
*	Live Nation Entertainment Inc.	150,513	1,505
*	Coinstar Inc.	32,502	1,493
	Men's Wearhouse Inc.	54,389	1,472
	Hillenbrand Inc.	67,759	1,457
	Cinemark Holdings Inc.	74,154	1,435
	Thor Industries Inc.	42,922	1,432
	Morningstar Inc.	24,342	1,421
*	HSN Inc.	43,951	1,408
	CTC Media Inc.	59,610	1,405
*	Office Depot Inc.	302,902	1,402
*	Orient-Express Hotels Ltd. Class A	109,404	1,353
*	New York Times Co. Class A	142,038	1,345
	Meredith Corp.	39,611	1,344
*	Childrens Place Retail Stores Inc.	26,519	1,321
	Jones Group Inc.	95,165	1,309
	Pool Corp.	54,040	1,303
*	Pier 1 Imports Inc.	128,076	1,300
*	Jack in the Box Inc.	57,178	1,297
*	Steven Madden Ltd.	27,260	1,279
*	Gaylord Entertainment Co.	36,676	1,272
	Choice Hotels International Inc.	32,651	1,269
	Cracker Barrel Old Country Store Inc.	25,409	1,249
	Regal Entertainment Group Class A	92,426	1,248
*,^ Education Management Corp.		59,472	1,245
	Matthews International Corp. Class A	32,240	1,243
	Buckle Inc.	30,481	1,231
*	BJ's Restaurants Inc.	30,713	1,208
*	OfficeMax Inc.	92,842	1,201
*	Belo Corp. Class A	135,678	1,195
*	Shutterfly Inc.	22,480	1,177
	MDC Holdings Inc.	46,152	1,170
	PF Chang's China Bistro Inc.	25,237	1,166
*	Hibbett Sports Inc.	32,484	1,163
	Finish Line Inc. Class A	58,552	1,162
*	American Axle & Manufacturing Holdings Inc.	90,234	1,136
	Arbitron Inc.	28,323	1,134
	Regis Corp.	62,779	1,114
*	Cabela's Inc.	43,688	1,093
	Bob Evans Farms Inc.	32,999	1,076
	National CineMedia Inc.	57,008	1,064
*	99 Cents Only Stores	54,016	1,059
	KB Home	83,647	1,041
	Group 1 Automotive Inc.	24,175	1,035
*	Buffalo Wild Wings Inc.	18,593	1,012
*,^ Blue Nile Inc.		18,588	1,004
	Scholastic Corp.	36,542	988
	CEC Entertainment Inc.	25,924	978
*,^ Tesla Motors Inc.		35,309	978
*	G-III Apparel Group Ltd.	25,713	966
*	American Public Education Inc.	23,512	951
*	Clear Channel Outdoor Holdings Inc. Class A	64,944	945
	Ethan Allen Interiors Inc.	42,708	935
*	Ascent Media Corp. Class A	19,112	934
*	Maidenform Brands Inc.	32,441	927

* Asbury Automotive Group Inc.	49,704	919
* Eastman Kodak Co.	283,790	917
American Greetings Corp. Class A	38,810	916
International Speedway Corp. Class A	28,380	846
* Capella Education Co.	16,695	831
* Penske Automotive Group Inc.	41,077	822
* Skechers U.S.A. Inc. Class A	39,277	807
* Charming Shoppes Inc.	188,442	803
* Pre-Paid Legal Services Inc.	11,972	790
* Pinnacle Entertainment Inc.	57,217	779
Ameristar Casinos Inc.	43,335	769
* Domino's Pizza Inc.	41,643	767
Brown Shoe Co. Inc.	62,405	763
Cato Corp. Class A	31,022	760
* AFC Enterprises Inc.	49,698	752
Churchill Downs Inc.	17,975	746
* Genesco Inc.	18,359	738
* DineEquity Inc.	13,346	734
Ryland Group Inc.	45,849	729
Stewart Enterprises Inc. Class A	94,464	722
Monro Muffler Brake Inc.	21,852	721
* Exide Technologies	64,324	719
* Helen of Troy Ltd.	24,282	714
* California Pizza Kitchen Inc.	41,947	708
Texas Roadhouse Inc. Class A	41,587	707
Columbia Sportswear Co.	11,859	705
* Meritage Homes Corp.	29,183	704
* Liz Claiborne Inc.	127,675	688
* Papa John's International Inc.	21,478	680
* Amerigon Inc.	44,193	675
* iRobot Corp.	20,281	667
* Fuel Systems Solutions Inc.	21,923	662
* Denny's Corp.	159,696	648
* Peet's Coffee & Tea Inc.	13,434	646
* Scientific Games Corp. Class A	73,485	642
* Federal-Mogul Corp.	25,441	633
* Lions Gate Entertainment Corp.	100,404	628
* Modine Manufacturing Co.	38,574	623
* Krispy Kreme Doughnuts Inc.	85,520	602
Harte-Hanks Inc.	48,735	580
* K12 Inc.	16,985	572
* Boyd Gaming Corp.	60,079	563
* Retail Ventures Inc.	32,542	561
* Steiner Leisure Ltd.	12,129	561
Standard Motor Products Inc.	40,489	560
* Vitamin Shoppe Inc.	16,518	559
* Dorman Products Inc.	12,823	540
Universal Technical Institute Inc.	27,733	539
* Sonic Corp.	59,390	537
* Ruby Tuesday Inc.	40,750	534
Bebe Stores Inc.	90,948	532
* Cavco Industries Inc.	11,734	530
* America's Car-Mart Inc.	20,468	528
Callaway Golf Co.	76,603	522
* RC2 Corp.	18,451	518
* K-Swiss Inc. Class A	45,554	513
Drew Industries Inc.	22,837	510
* Cost Plus Inc.	51,667	507

	Big 5 Sporting Goods Corp.	42,380	505
	Oxford Industries Inc.	14,490	495
*	Arctic Cat Inc.	31,839	495
*	Interval Leisure Group Inc.	30,236	494
	Fred's Inc. Class A	36,958	492
*	Biglari Holdings Inc.	1,143	484
	Christopher & Banks Corp.	73,023	473
*	AH Belo Corp. Class A	55,844	467
*	Jakks Pacific Inc.	23,980	464
	Nutrisystem Inc.	31,898	462
*	True Religion Apparel Inc.	19,573	459
*	Beazer Homes USA Inc.	98,327	449
	PEP Boys-Manny Moe & Jack	35,284	448
	Stage Stores Inc.	22,963	441
*	Quiksilver Inc.	96,361	426
*,^ Corinthian Colleges Inc.		95,980	424
	Barnes & Noble Inc.	46,113	424
	Haverty Furniture Cos. Inc.	31,885	423
*	La-Z-Boy Inc.	44,072	421
*	Winnebago Industries Inc.	31,287	418
*	DSW Inc. Class A	10,394	415
*	Unifi Inc.	23,842	405
*	Talbots Inc.	67,094	405
	Blyth Inc.	12,331	401
*	Citi Trends Inc.	17,941	400
	CPI Corp.	17,641	397
*	Select Comfort Corp.	32,505	392
*	Audiovox Corp. Class A	47,891	383
*	Red Robin Gourmet Burgers Inc.	14,159	381
	Volcom Inc.	20,445	379
*	Lumber Liquidators Holdings Inc.	14,937	373
	Cherokee Inc.	21,485	371
*	Drugstore.Com Inc.	96,159	370
*	Standard Pacific Corp.	97,895	365
*	Overstock.com Inc.	23,182	364
	Superior Industries International Inc.	14,209	364
*	Perry Ellis International Inc.	13,151	362
	Lennar Corp. Class B	24,500	359
	HOT Topic Inc.	62,995	359
*	Zumiez Inc.	13,494	357
*	MarineMax Inc.	34,846	344
*	Rue21 Inc.	11,899	343
*	Shuffle Master Inc.	31,660	338
*	Pacific Sunwear of California Inc.	93,474	337
*	Fisher Communications Inc.	10,687	332
	Express Inc.	16,932	331
*	Knology Inc.	25,606	331
*,^ Hovnanian Enterprises Inc. Class A		92,444	326
*	Benihana Inc. Class A	38,200	323
*	Carriage Services Inc. Class A	58,072	320
	CSS Industries Inc.	16,895	318
	Lithia Motors Inc. Class A	21,796	318
	PetMed Express Inc.	19,945	316
*	Build-A-Bear Workshop Inc.	52,045	315
	Sinclair Broadcast Group Inc. Class A	24,888	312
*	Marine Products Corp.	39,051	310
*	Wet Seal Inc. Class A	70,168	300
	Sonic Automotive Inc. Class A	21,082	295

*	Journal Communications Inc. Class A	47,472	285
*	Movado Group Inc.	19,384	285
*	O'Charleys Inc.	47,590	284
*	Bon-Ton Stores Inc.	17,799	276
*,^ Cumulus Media Inc. Class A		63,550	276
*	Entercom Communications Corp. Class A	24,900	274
	Lincoln Educational Services Corp.	17,032	271
*	Bluegreen Corp.	65,697	270
*	Bassett Furniture Industries Inc.	34,218	269
*	Casual Male Retail Group Inc.	54,572	268
*	Kirkland's Inc.	17,249	266
	Ambassadors Group Inc.	24,275	266
	Stein Mart Inc.	26,281	266
*	Valuevision Media Inc. Class A	40,501	258
*	Morgans Hotel Group Co.	26,141	256
*	Isle of Capri Casinos Inc.	26,227	249
*	Leapfrog Enterprises Inc.	57,625	249
	Sturm Ruger & Co. Inc.	10,708	246
*	Tuesday Morning Corp.	48,114	236
	World Wrestling Entertainment Inc. Class A	18,303	230
*,^ Bridgepoint Education Inc.		13,241	226
*	Core-Mark Holding Co. Inc.	6,821	225
	Speedway Motorsports Inc.	13,806	221
*	Furniture Brands International Inc.	46,692	212
*,^ China Automotive Systems Inc.		23,950	212
*	Systemax Inc.	15,552	210
*	EW Scripps Co. Class A	21,194	210
*	Coldwater Creek Inc.	78,742	208
*	AC Moore Arts & Crafts Inc.	74,021	203
*	Carmike Cinemas Inc.	28,337	203
*	Nautilus Inc.	69,718	201
	Books-A-Million Inc.	48,683	201
*	Kid Brands Inc.	27,010	199
*	Universal Electronics Inc.	6,476	191
*	Steinway Musical Instruments Inc.	8,226	183
*	Kenneth Cole Productions Inc. Class A	13,909	180
	Destination Maternity Corp.	7,784	180
	Marcus Corp.	16,202	177
*	Entravision Communications Corp. Class A	64,615	175
*	1-800-Flowers.com Inc. Class A	52,796	174
*	Brookfield Homes Corp.	18,290	172
*	Grand Canyon Education Inc.	11,819	171
*	Town Sports International Holdings Inc.	33,684	170
*	Cache Inc.	36,970	170
*	Warner Music Group Corp.	25,038	170
	Shiloh Industries Inc.	14,402	168
*	ChinaCast Education Corp.	26,714	168
	Gaiam Inc. Class A	24,536	162
*	Global Traffic Network Inc.	12,788	159
	Strattec Security Corp.	4,751	159
	Learning Tree International Inc.	17,928	158
*	McClatchy Co. Class A	45,878	156
*	CKX Inc.	36,962	156
*	Rentrak Corp.	5,681	153
*	New York & Co. Inc.	21,025	147
*	hhgregg Inc.	10,524	141
*	Luby's Inc.	26,003	138
*	Multimedia Games Inc.	23,448	134

*	Stoneridge Inc.	9,035	132
*	Caribou Coffee Co. Inc.	12,636	129
*	Martha Stewart Living Omnimedia Class A	34,157	127
*	M/I Homes Inc.	8,310	125
*,^ Conn's Inc.		27,772	124
*	Cosi Inc.	95,907	118
	News Corp. Class B	6,073	113
*	Shoe Carnival Inc.	3,885	109
*	Zale Corp.	27,104	108
*	Beasley Broadcasting Group Inc. Class A	14,480	106
*	Geeknet Inc.	3,963	105
*	Media General Inc. Class A	15,014	103
	Dover Downs Gaming & Entertainment Inc.	28,574	103
*	West Marine Inc.	9,785	102
*	Gray Television Inc.	49,174	102
	Hooker Furniture Corp.	8,480	101
*	Smith & Wesson Holding Corp.	27,455	97
*	dELiA*s Inc.	53,604	96
*	Midas Inc.	12,009	92
	PRIMEDIA Inc.	17,701	86
*	Monarch Casino & Resort Inc.	8,199	85
	Weyco Group Inc.	3,477	85
*	Stanley Furniture Co. Inc.	15,291	84
*	Lee Enterprises Inc.	29,385	79
*	LodgeNet Interactive Corp.	21,301	78
*	Harris Interactive Inc.	73,355	72
	Spartan Motors Inc.	10,244	70
	Flexsteel Industries	4,539	69
*	Carrols Restaurant Group Inc.	7,396	69
	Skyline Corp.	3,395	68
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		15,407	67
*	Century Casinos Inc.	21,680	65
*	Jamba Inc.	29,276	64
*	Navarre Corp.	33,043	63
	Einstein Noah Restaurant Group Inc.	3,800	62
	Escalade Inc.	10,787	60
*	LIN TV Corp. Class A	9,843	58
*	Lifetime Brands Inc.	3,862	58
^	Deer Consumer Products Inc.	7,949	58
*	Delta Apparel Inc.	3,566	51
*	Dixie Group Inc.	10,754	50
*	Sealy Corp.	19,540	50
*	Red Lion Hotels Corp.	6,001	49
*	Libbey Inc.	2,920	48
*	Johnson Outdoors Inc. Class A	3,043	46
*	Radio One Inc.	22,730	44
*	Emerson Radio Corp.	17,970	43
*	Benihana Inc. Class A	5,006	43
*,^ Jackson Hewitt Tax Service Inc.		68,936	41
*	MTR Gaming Group Inc.	14,610	39
*	TravelCenters of America LLC	5,100	39
*	Bidz.com Inc.	25,690	38
*	Heelys Inc.	16,482	38
	Collectors Universe	2,637	37
*	Famous Dave's Of America Inc.	3,756	37
	Salem Communications Corp. Class A	9,336	35
*	SuperMedia Inc.	5,398	34
*	McCormick & Schmick's Seafood Restaurants Inc.	4,605	33

*,^ Wonder Auto Technology Inc.		5,838	32
*	US Auto Parts Network Inc.	3,601	31
*	Reading International Inc. Class A	6,019	30
*	American Apparel Inc.	31,165	30
*	Saga Communications Inc. Class A	852	30
*	Orbitz Worldwide Inc.	8,037	29
*	Duckwall-ALCO Stores Inc.	2,176	28
*	Nexstar Broadcasting Group Inc. Class A	3,078	27
*	Atrinsic Inc.	6,292	23
*	Dex One Corp.	4,578	22
*	Hallwood Group Inc.	804	21
*	Culp Inc.	2,263	21
*	Hastings Entertainment Inc.	4,244	20
*	Entertainment Gaming Asia Inc.	54,853	19
*	Daily Journal Corp.	264	19
*	Archipelago Learning Inc.	2,000	17
*	Spanish Broadcasting System Inc.	17,056	16
*	Trans World Entertainment Corp.	8,958	15
	Outdoor Channel Holdings Inc.	1,761	13
*	Princeton Review Inc.	32,613	12
*	Hollywood Media Corp.	6,461	12
*	Empire Resorts Inc.	17,700	11
*	Canterbury Park Holding Corp.	818	10
*	Ruth's Hospitality Group Inc.	1,749	9
*	Dover Motorsports Inc.	4,509	9
*	Lakes Entertainment Inc.	2,747	7
*	China Education Alliance Inc.	5,200	7
	Educational Development Corp.	1,122	7
*	Great Wolf Resorts Inc.	2,551	5
*	Radio One Inc. Class A	1,680	3
*	Forward Industries Inc.	557	2
	Gaming Partners International Corp.	309	2
	Mac-Gray Corp.	82	1
*	Crown Media Holdings Inc. Class A	400	1
*	China MediaExpress Holdings Inc.	74	1
*	Vitacost.com Inc.	123	1
*	Rick's Cabaret International Inc.	64	1
*	Cambium Learning Group Inc.	200	1
	Frisch's Restaurants Inc.	29	1
*	Premier Exhibitions Inc.	319	1
*	NIVS IntelliMedia Technology Group Inc.	231	1
*	Universal Travel Group	118	1
*	Nobel Learning Communities Inc.	51	1
*	Morton's Restaurant Group Inc.	62	—
*	SORL Auto Parts Inc.	57	—
*	Joe's Jeans Inc.	260	—
*	VCG Holding Corp.	85	—
*	Tandy Brands Accessories Inc.	42	—
*	Sport Chalet Inc. Class A	37	—
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	332	—
*	SPAR Group Inc.	29	—
*	Private Media Group Inc.	69	—
*	Sport Chalet Inc. Class B	5	—
			1,826,529
Consumer Staples (8.7%)
	Procter & Gamble Co.	3,021,374	186,117
	Coca-Cola Co.	2,255,663	149,663

Philip Morris International Inc.	1,958,420	128,531
PepsiCo Inc.	1,710,634	110,182
Wal-Mart Stores Inc.	2,114,573	110,064
Kraft Foods Inc.	1,885,374	59,125
Altria Group Inc.	2,253,571	58,660
CVS Caremark Corp.	1,466,596	50,334
Colgate-Palmolive Co.	520,931	42,070
Walgreen Co.	999,180	40,107
Costco Wholesale Corp.	466,628	34,213
Kimberly-Clark Corp.	440,611	28,759
General Mills Inc.	691,940	25,290
Archer-Daniels-Midland Co.	690,332	24,859
Sysco Corp.	632,214	17,512
HJ Heinz Co.	346,565	16,919
Kroger Co.	654,669	15,692
Lorillard Inc.	161,395	15,334
Kellogg Co.	278,445	15,030
Reynolds American Inc.	378,036	13,432
Mead Johnson Nutrition Co.	220,980	12,801
Avon Products Inc.	463,787	12,541
Estee Lauder Cos. Inc. Class A	122,392	11,794
Sara Lee Corp.	656,227	11,596
ConAgra Foods Inc.	474,624	11,272
Bunge Ltd.	148,724	10,757
Clorox Co.	150,503	10,546
Whole Foods Market Inc.	158,819	10,466
Coca-Cola Enterprises Inc.	366,035	9,993
Safeway Inc.	402,775	9,481
Hershey Co.	171,161	9,303
JM Smucker Co.	129,098	9,216
Dr Pepper Snapple Group Inc.	245,407	9,119
Molson Coors Brewing Co. Class B	175,226	8,216
* Green Mountain Coffee Roasters Inc.	121,145	7,827
Campbell Soup Co.	217,354	7,197
McCormick & Co. Inc.	130,237	6,229
Church & Dwight Co. Inc.	76,795	6,093
Tyson Foods Inc. Class A	316,385	6,071
Brown-Forman Corp. Class B	87,076	5,947
Herbalife Ltd.	63,889	5,198
* Energizer Holdings Inc.	72,353	5,149
* Hansen Natural Corp.	81,689	4,920
Hormel Foods Corp.	158,704	4,418
Corn Products International Inc.	82,022	4,250
* Constellation Brands Inc. Class A	204,062	4,138
* Ralcorp Holdings Inc.	59,585	4,077
* Smithfield Foods Inc.	162,400	3,907
Alberto-Culver Co. Class B	96,740	3,606
* BJ's Wholesale Club Inc.	58,927	2,877
Flowers Foods Inc.	89,732	2,443
* United Natural Foods Inc.	49,600	2,223
* TreeHouse Foods Inc.	38,556	2,193
SUPERVALU Inc.	231,855	2,070
* Dean Foods Co.	198,324	1,983
* Darling International Inc.	126,605	1,946
Nu Skin Enterprises Inc. Class A	61,153	1,758
Ruddick Corp.	44,983	1,736
Casey's General Stores Inc.	41,462	1,617
* Hain Celestial Group Inc.	46,622	1,505

	Diamond Foods Inc.	24,189	1,350
	Lancaster Colony Corp.	21,504	1,303
	Andersons Inc.	26,156	1,274
	Fresh Del Monte Produce Inc.	46,145	1,205
	Universal Corp.	25,814	1,124
	Sanderson Farms Inc.	23,872	1,096
	B&G Foods Inc. Class A	48,853	917
^	Vector Group Ltd.	50,061	866
*	Boston Beer Co. Inc. Class A	9,042	838
*	Central European Distribution Corp.	72,662	825
*	Elizabeth Arden Inc.	25,827	775
	Tootsie Roll Industries Inc.	27,274	774
	J&J Snack Foods Corp.	16,388	771
*	Chiquita Brands International Inc.	49,189	755
*	Rite Aid Corp.	658,638	698
	Cal-Maine Foods Inc.	22,681	669
	Coca-Cola Bottling Co. Consolidated	9,380	627
	WD-40 Co.	13,924	590
	Inter Parfums Inc.	31,173	577
*	Prestige Brands Holdings Inc.	49,573	570
	Snyders-Lance Inc.	28,320	562
*,^ Star Scientific Inc.		116,487	529
	Nash Finch Co.	13,444	510
*	Pantry Inc.	33,815	502
*	Heckmann Corp.	74,391	487
*	Medifast Inc.	24,296	480
*	Winn-Dixie Stores Inc.	63,563	454
	Pricesmart Inc.	12,287	450
*	Central Garden and Pet Co. Class A	47,276	435
	Ingles Markets Inc. Class A	21,746	431
*	Omega Protein Corp.	31,783	429
	Weis Markets Inc.	10,217	413
	Alico Inc.	14,686	393
*	Central Garden and Pet Co.	41,205	363
*	Pilgrim's Pride Corp.	46,030	355
*	Alliance One International Inc.	82,063	330
*	Dole Food Co. Inc.	21,526	293
*	Smart Balance Inc.	60,880	279
*	John B. Sanfilippo & Son Inc.	22,171	259
*	Zhongpin Inc.	15,731	239
*	Susser Holdings Corp.	16,539	217
*,^ Feihe International Inc.		24,943	215
	Spartan Stores Inc.	13,343	197
	Farmer Bros Co.	14,418	175
*	Revlon Inc. Class A	10,562	168
*	Lifeway Foods Inc.	15,345	160
*	USANA Health Sciences Inc.	4,633	160
	National Beverage Corp.	11,383	156
*	American Oriental Bioengineering Inc.	98,427	147
	Griffin Land & Nurseries Inc.	4,356	140
*	Harbinger Group Inc.	26,771	140
	Imperial Sugar Co.	10,290	137
*	Overhill Farms Inc.	22,256	136
	Oil-Dri Corp. of America	4,907	105
*	Reddy Ice Holdings Inc.	29,622	89
*	Mannatech Inc.	47,134	77
*	Physicians Formula Holdings Inc.	16,081	76
*	Parlux Fragrances Inc.	23,537	74

	MGP Ingredients Inc.	8,302	72
	Schiff Nutrition International Inc.	7,078	65
*	Jones Soda Co.	50,435	62
*	Inventure Foods Inc.	15,484	60
*	Nutraceutical International Corp.	2,978	45
	Female Health Co.	8,917	45
*	HQ Sustainable Maritime Industries Inc.	12,113	37
*,^ China Marine Food Group Ltd.		9,000	35
	Limoneira Co.	1,183	28
*	Seneca Foods Corp. Class A	857	26
	Bridgford Foods Corp.	2,030	23
	Reliv International Inc.	10,512	22
	Calavo Growers Inc.	779	17
*	China-Biotics Inc.	1,483	12
	Orchids Paper Products Co.	926	11
	Tasty Baking Co.	4,748	9
	Village Super Market Inc. Class A	242	7
*	AgFeed Industries Inc.	260	1
*	China Sky One Medical Inc.	81	—
*	Crystal Rock Holdings Inc.	80	—
			1,419,315
Energy (12.4%)
	Exxon Mobil Corp.	5,442,863	457,908
	Chevron Corp.	2,172,190	233,358
	Schlumberger Ltd.	1,472,685	137,343
	ConocoPhillips	1,506,475	120,307
	Occidental Petroleum Corp.	877,036	91,641
	Apache Corp.	412,284	53,976
	Halliburton Co.	981,680	48,927
	Anadarko Petroleum Corp.	534,875	43,817
	Marathon Oil Corp.	766,210	40,847
	Devon Energy Corp.	442,828	40,638
	National Oilwell Varco Inc.	452,875	35,899
	Baker Hughes Inc.	465,432	34,177
	EOG Resources Inc.	274,156	32,490
	Hess Corp.	327,479	27,904
	Chesapeake Energy Corp.	706,571	23,684
	Peabody Energy Corp.	291,344	20,965
	Williams Cos. Inc.	631,857	19,701
	Spectra Energy Corp.	700,475	19,039
	Noble Energy Inc.	188,988	18,266
	Valero Energy Corp.	611,844	18,245
*	Weatherford International Ltd.	801,170	18,106
*	Southwestern Energy Co.	374,744	16,103
*	Cameron International Corp.	262,053	14,963
	Murphy Oil Corp.	197,484	14,499
	El Paso Corp.	760,913	13,696
	Consol Energy Inc.	244,003	13,086
	Pioneer Natural Resources Co.	125,595	12,801
	Noble Corp.	272,618	12,437
*	FMC Technologies Inc.	129,304	12,217
*	Concho Resources Inc.	102,419	10,990
*	Newfield Exploration Co.	144,471	10,981
	Cimarex Energy Co.	91,371	10,530
	Range Resources Corp.	172,943	10,110
*	Denbury Resources Inc.	410,270	10,011
*	Nabors Industries Ltd.	308,403	9,369

* Whiting Petroleum Corp.	126,385	9,283
* Pride International Inc.	190,379	8,177
* Ultra Petroleum Corp.	164,515	8,102
* Petrohawk Energy Corp.	326,398	8,010
Helmerich & Payne Inc.	114,511	7,866
* Alpha Natural Resources Inc.	129,929	7,714
QEP Resources Inc.	189,538	7,684
EQT Corp.	153,055	7,637
Massey Energy Co.	104,717	7,158
* McDermott International Inc.	253,037	6,425
Arch Coal Inc.	176,113	6,347
* Rowan Cos. Inc.	136,197	6,017
Cabot Oil & Gas Corp.	112,139	5,940
Sunoco Inc.	130,098	5,931
* Kinder Morgan Management LLC	89,630	5,879
Diamond Offshore Drilling Inc.	75,051	5,831
* Plains Exploration & Production Co.	151,192	5,478
* Oceaneering International Inc.	58,636	5,245
* SandRidge Energy Inc.	393,991	5,043
SM Energy Co.	67,961	5,042
Core Laboratories NV	48,753	4,981
Patterson-UTI Energy Inc.	166,307	4,888
* Brigham Exploration Co.	126,955	4,720
* Dresser-Rand Group Inc.	87,321	4,682
* Forest Oil Corp.	116,710	4,415
* Tesoro Corp.	155,088	4,161
* Oil States International Inc.	54,547	4,153
EXCO Resources Inc.	195,776	4,045
Southern Union Co.	128,552	3,679
* Superior Energy Services Inc.	85,648	3,512
Holly Corp.	57,649	3,503
* Continental Resources Inc.	48,373	3,457
Frontier Oil Corp.	114,764	3,365
Tidewater Inc.	55,898	3,345
* Kinder Morgan Inc.	103,504	3,068
Lufkin Industries Inc.	32,777	3,064
CARBO Ceramics Inc.	21,281	3,003
* Atwood Oceanics Inc.	63,213	2,935
World Fuel Services Corp.	70,847	2,877
* Unit Corp.	44,369	2,749
Berry Petroleum Co. Class A	54,313	2,740
* Dril-Quip Inc.	34,407	2,719
* Rosetta Resources Inc.	57,146	2,717
* Patriot Coal Corp.	99,130	2,561
* Energy XXI Bermuda Ltd.	72,752	2,481
* Key Energy Services Inc.	154,051	2,395
* Gran Tierra Energy Inc.	280,550	2,264
* Complete Production Services Inc.	67,967	2,162
* International Coal Group Inc.	189,475	2,141
SEACOR Holdings Inc.	22,026	2,037
* CVR Energy Inc.	86,022	1,992
* Swift Energy Co.	45,502	1,942
* Helix Energy Solutions Group Inc.	108,653	1,869
* Quicksilver Resources Inc.	130,010	1,860
* Bristow Group Inc.	37,339	1,766
* Oasis Petroleum Inc.	55,552	1,757
* McMoRan Exploration Co.	98,134	1,738
* Bill Barrett Corp.	43,078	1,719

*	Cobalt International Energy Inc.	96,859	1,628
*	Stone Energy Corp.	47,855	1,597
*	Comstock Resources Inc.	51,576	1,596
*	Northern Oil and Gas Inc.	59,084	1,578
*	ION Geophysical Corp.	123,953	1,573
*	Exterran Holdings Inc.	65,218	1,548
*	Carrizo Oil & Gas Inc.	39,710	1,466
*	Global Industries Ltd.	147,855	1,447
*	Gulfport Energy Corp.	38,228	1,382
*	Cloud Peak Energy Inc.	62,292	1,345
*	Tetra Technologies Inc.	82,556	1,271
*	Clayton Williams Energy Inc.	11,608	1,227
*	Kodiak Oil & Gas Corp.	178,938	1,199
*	Approach Resources Inc.	35,627	1,197
*	Petroleum Development Corp.	24,826	1,192
*	Gulfmark Offshore Inc.	25,931	1,154
*,^ ATP Oil & Gas Corp.		63,177	1,144
	Penn Virginia Corp.	65,491	1,111
*	Enbridge Energy Management LLC	16,897	1,063
*	Hercules Offshore Inc.	159,224	1,052
*,^ Clean Energy Fuels Corp.		63,780	1,045
*	Basic Energy Services Inc.	40,277	1,027
	Overseas Shipholding Group Inc.	31,496	1,012
*	James River Coal Co.	41,211	996
*	Pioneer Drilling Co.	69,214	955
	Contango Oil & Gas Co.	14,203	898
*	Abraxas Petroleum Corp.	151,986	889
*	Cal Dive International Inc.	126,907	886
	RPC Inc.	34,723	879
*	Western Refining Inc.	51,478	873
*	Parker Drilling Co.	123,807	855
*	Harvest Natural Resources Inc.	55,304	843
	W&T Offshore Inc.	35,424	807
*	Newpark Resources Inc.	102,377	805
*	Vaalco Energy Inc.	103,505	803
*	Hornbeck Offshore Services Inc.	24,722	763
*	Bronco Drilling Co. Inc.	59,619	674
	Gulf Island Fabrication Inc.	20,136	648
*,^ BPZ Resources Inc.		121,058	643
*	Goodrich Petroleum Corp.	27,255	606
*	Callon Petroleum Co.	77,714	604
	Delek US Holdings Inc.	44,324	601
*	FX Energy Inc.	70,041	586
*	Matrix Service Co.	40,718	566
	Alon USA Energy Inc.	40,554	556
*	Dawson Geophysical Co.	12,179	534
	Crosstex Energy Inc.	50,376	501
*	Resolute Energy Corp.	27,005	490
*	USEC Inc.	110,834	488
*	Petroquest Energy Inc.	44,148	413
*	Energy Partners Ltd.	22,353	402
*	GMX Resources Inc.	64,672	399
	General Maritime Corp.	184,620	378
*,^ Hyperdynamics Corp.		81,118	375
*	Venoco Inc.	21,854	373
*	Tesco Corp.	16,404	360
*,^ L&L Energy Inc.		51,466	356
*	Oilsands Quest Inc.	713,886	343

*	Endeavour International Corp.	25,808	328
*	Willbros Group Inc.	29,763	325
*	OYO Geospace Corp.	3,275	323
*	Delta Petroleum Corp.	336,316	306
*	Cheniere Energy Inc.	31,872	297
*	Natural Gas Services Group Inc.	16,485	293
*	Georesources Inc.	7,988	250
*	CREDO Petroleum Corp.	19,272	246
*	Bolt Technology Corp.	15,395	208
*	Toreador Resources Corp.	18,622	201
*	Rex Energy Corp.	16,544	193
*	Warren Resources Inc.	37,647	192
*	Double Eagle Petroleum Co.	21,047	192
*	PHI Inc.	7,055	156
*,^ Magnum Hunter Resources Corp.		17,802	153
*	Gastar Exploration Ltd.	28,318	138
*	Westmoreland Coal Co.	9,078	133
*	Geokinetics Inc.	15,585	131
	Adams Resources & Energy Inc.	4,551	130
*,^ Evergreen Energy Inc.		40,683	126
*	Union Drilling Inc.	12,160	125
*	ENGlobal Corp.	26,662	121
*	Mitcham Industries Inc.	7,173	98
*	CAMAC Energy Inc.	52,382	79
*	Rentech Inc.	58,126	73
*	Green Plains Renewable Energy Inc.	5,716	69
*	REX American Resources Corp.	4,267	68
*	Syntroleum Corp.	28,793	65
*	Uranium Energy Corp.	14,828	59
*	Vantage Drilling Co.	31,079	56
*	Gasco Energy Inc.	117,639	55
	Panhandle Oil and Gas Inc. Class A	1,562	49
*	HKN Inc.	16,394	48
*	Evolution Petroleum Corp.	5,751	45
*,^ Cano Petroleum Inc.		49,785	26
	Houston American Energy Corp.	1,127	17
*,^ Pacific Ethanol Inc.		27,374	17
*	Uranium Resources Inc.	8,178	17
*	Barnwell Industries Inc.	2,036	15
*,^ Sulphco Inc.		97,690	14
*	GeoGlobal Resources Inc.	19,882	13
*	HKN Inc. Rights Exp. 04/07/2011	12,263	12
*	Verenium Corp.	2,972	9
*	RAM Energy Resources Inc.	4,137	9
*	Atlas Energy Inc. Escrow	82,734	8
*	China Integrated Energy Inc.	2,388	6
*	TGC Industries Inc.	408	3
*	Global Geophysical Services Inc.	133	2
*	Uranerz Energy Corp.	381	1
*	China North East Petroleum Holdings Ltd.	134	1
*	Isramco Inc.	8	1
*	BMB Munai Inc.	326	—
*	GeoMet Inc.	161	—
*	PrimeEnergy Corp.	10	—
*	NGAS Resources Inc.	304	—
*	Cubic Energy Inc.	223	—
*	Tri-Valley Corp.	249	—

* GreenHunter Energy Inc.	41	—
		2,014,806
Financials (16.0%)
JPMorgan Chase & Co.	4,219,442	194,516
Wells Fargo & Co.	5,382,122	170,613
Bank of America Corp.	10,885,724	145,107
* Citigroup Inc.	31,356,479	138,596
Goldman Sachs Group Inc.	524,183	83,067
* Berkshire Hathaway Inc. Class B	887,576	74,228
US Bancorp	2,070,520	54,724
American Express Co.	1,169,377	52,856
MetLife Inc.	1,138,863	50,941
Morgan Stanley	1,469,639	40,151
Bank of New York Mellon Corp.	1,338,846	39,991
PNC Financial Services Group Inc.	567,456	35,744
Simon Property Group Inc.	316,137	33,877
Prudential Financial Inc.	521,650	32,123
Travelers Cos. Inc.	497,046	29,564
Aflac Inc.	509,222	26,877
Capital One Financial Corp.	493,699	25,653
State Street Corp.	542,477	24,379
ACE Ltd.	366,768	23,730
CME Group Inc.	72,408	21,835
Franklin Resources Inc.	169,211	21,165
BB&T Corp.	749,694	20,579
Chubb Corp.	329,518	20,203
Charles Schwab Corp.	1,097,477	19,788
BlackRock Inc.	95,205	19,137
T Rowe Price Group Inc.	277,044	18,401
Allstate Corp.	552,513	17,559
Marsh & McLennan Cos. Inc.	587,276	17,507
Public Storage	156,378	17,344
Equity Residential	307,360	17,338
AON Corp.	320,848	16,992
SunTrust Banks Inc.	578,805	16,693
HCP Inc.	433,877	16,461
Ameriprise Financial Inc.	267,921	16,365
Vornado Realty Trust	177,582	15,538
Loews Corp.	359,807	15,504
Annaly Capital Management Inc.	856,864	14,952
Progressive Corp.	681,155	14,393
Boston Properties Inc.	151,338	14,354
Weyerhaeuser Co.	579,100	14,246
Discover Financial Services	588,461	14,194
Fifth Third Bancorp	991,677	13,764
Invesco Ltd.	499,282	12,762
Host Hotels & Resorts Inc.	719,635	12,673
Hartford Financial Services Group Inc.	456,325	12,289
Northern Trust Corp.	235,206	11,937
Principal Financial Group Inc.	345,732	11,101
AvalonBay Communities Inc.	92,016	11,049
Lincoln National Corp.	341,861	10,270
NYSE Euronext	282,001	9,918
Regions Financial Corp.	1,355,798	9,843
ProLogis	614,891	9,826
Health Care REIT Inc.	185,707	9,738
Ventas Inc.	169,752	9,218

KeyCorp	1,027,519	9,124
Unum Group	342,718	8,996
* CIT Group Inc.	205,498	8,744
XL Group plc Class A	348,791	8,580
* CB Richard Ellis Group Inc. Class A	314,033	8,385
* IntercontinentalExchange Inc.	67,082	8,287
Kimco Realty Corp.	439,869	8,067
* SLM Corp.	524,114	8,019
M&T Bank Corp.	90,152	7,976
Leucadia National Corp.	210,075	7,886
New York Community Bancorp Inc.	448,409	7,740
Plum Creek Timber Co. Inc.	174,400	7,606
Willis Group Holdings plc	184,088	7,430
Moody's Corp.	214,869	7,286
General Growth Properties Inc.	467,885	7,243
* Genworth Financial Inc. Class A	528,376	7,112
Comerica Inc.	190,500	6,995
Macerich Co.	140,558	6,962
AMB Property Corp.	181,711	6,536
SL Green Realty Corp.	84,394	6,346
Huntington Bancshares Inc.	931,703	6,187
PartnerRe Ltd.	76,768	6,083
* Affiliated Managers Group Inc.	55,618	6,083
Legg Mason Inc.	165,069	5,957
Nationwide Health Properties Inc.	136,367	5,800
Torchmark Corp.	86,362	5,741
^ Digital Realty Trust Inc.	97,621	5,676
Cincinnati Financial Corp.	166,849	5,473
Rayonier Inc.	87,345	5,442
Federal Realty Investment Trust	66,707	5,441
* Berkshire Hathaway Inc. Class A	43	5,388
Everest Re Group Ltd.	59,660	5,261
* Arch Capital Group Ltd.	53,014	5,258
TD Ameritrade Holding Corp.	248,808	5,193
People's United Financial Inc.	399,742	5,029
Hudson City Bancorp Inc.	514,234	4,978
Reinsurance Group of America Inc. Class A	79,080	4,965
UDR Inc.	196,554	4,790
Realty Income Corp.	136,253	4,762
Alexandria Real Estate Equities Inc.	60,078	4,684
Jones Lang LaSalle Inc.	46,203	4,608
WR Berkley Corp.	141,719	4,565
* MSCI Inc. Class A	121,746	4,483
Assurant Inc.	115,684	4,455
Axis Capital Holdings Ltd.	127,484	4,452
Zions Bancorporation	191,994	4,427
Chimera Investment Corp.	1,092,640	4,327
Marshall & Ilsley Corp.	541,345	4,325
Camden Property Trust	74,612	4,239
Essex Property Trust Inc.	33,955	4,210
* Markel Corp.	10,021	4,153
Raymond James Financial Inc.	107,881	4,125
Eaton Vance Corp.	127,557	4,112
RenaissanceRe Holdings Ltd.	59,593	4,111
Liberty Property Trust	124,165	4,085
American Capital Agency Corp.	133,951	3,903
HCC Insurance Holdings Inc.	124,356	3,894
Regency Centers Corp.	88,814	3,862

	Duke Realty Corp.	273,214	3,828
	Waddell & Reed Financial Inc. Class A	92,893	3,772
*	E*Trade Financial Corp.	239,664	3,746
	Ares Capital Corp.	220,058	3,719
*	American Capital Ltd.	371,215	3,675
*	NASDAQ OMX Group Inc.	139,953	3,616
	Cullen/Frost Bankers Inc.	59,637	3,520
	Senior Housing Properties Trust	152,386	3,511
	Arthur J Gallagher & Co.	114,936	3,495
	Brown & Brown Inc.	131,606	3,395
	SEI Investments Co.	142,148	3,395
	Old Republic International Corp.	265,383	3,368
	East West Bancorp Inc.	152,932	3,358
	Transatlantic Holdings Inc.	68,553	3,336
	Developers Diversified Realty Corp.	234,952	3,289
	Fidelity National Financial Inc. Class A	232,680	3,288
	BRE Properties Inc.	69,598	3,284
	Commerce Bancshares Inc.	80,707	3,264
	Apartment Investment & Management Co.	127,119	3,238
*	Popular Inc.	1,112,167	3,236
	Taubman Centers Inc.	59,341	3,179
	First Horizon National Corp.	282,710	3,169
	Mack-Cali Realty Corp.	93,407	3,167
	Weingarten Realty Investors	124,060	3,109
	Hospitality Properties Trust	133,994	3,102
	MFA Financial Inc.	376,855	3,090
	First Niagara Financial Group Inc.	225,658	3,064
	Jefferies Group Inc.	121,440	3,029
	White Mountains Insurance Group Ltd.	8,112	2,954
	City National Corp.	51,104	2,915
	American Financial Group Inc.	81,761	2,863
	Piedmont Office Realty Trust Inc. Class A	144,867	2,812
	Highwoods Properties Inc.	77,274	2,705
	BioMed Realty Trust Inc.	141,742	2,696
^	Federated Investors Inc. Class B	100,430	2,687
	Associated Banc-Corp	179,219	2,661
	Corporate Office Properties Trust	71,955	2,600
*	SVB Financial Group	45,280	2,578
	TCF Financial Corp.	161,858	2,567
	Apollo Investment Corp.	211,576	2,552
	Assured Guaranty Ltd.	170,530	2,541
*,^ St. Joe Co.		101,063	2,534
*	Forest City Enterprises Inc. Class A	133,314	2,510
	Bank of Hawaii Corp.	52,454	2,508
	Janus Capital Group Inc.	200,563	2,501
*	Signature Bank	44,303	2,499
	CBL & Associates Properties Inc.	143,203	2,495
*	Stifel Financial Corp.	34,460	2,474
	Protective Life Corp.	92,846	2,465
	Allied World Assurance Co. Holdings Ltd.	39,223	2,459
	Home Properties Inc.	41,140	2,425
	Omega Healthcare Investors Inc.	107,415	2,400
	Fulton Financial Corp.	215,716	2,397
	American Campus Communities Inc.	72,394	2,389
	Mid-America Apartment Communities Inc.	37,174	2,387
	Entertainment Properties Trust	50,659	2,372
	National Retail Properties Inc.	90,106	2,354
	Valley National Bancorp	166,171	2,320

Erie Indemnity Co. Class A	32,616	2,319
Endurance Specialty Holdings Ltd.	47,478	2,318
Tanger Factory Outlet Centers	87,805	2,304
StanCorp Financial Group Inc.	49,861	2,300
Aspen Insurance Holdings Ltd.	83,152	2,292
* Alleghany Corp.	6,864	2,272
Douglas Emmett Inc.	121,118	2,271
Hatteras Financial Corp.	79,400	2,233
Alterra Capital Holdings Ltd.	99,544	2,224
Kilroy Realty Corp.	57,088	2,217
Hanover Insurance Group Inc.	48,939	2,214
Validus Holdings Ltd.	66,227	2,207
Washington Real Estate Investment Trust	69,659	2,166
LaSalle Hotel Properties	79,294	2,141
Washington Federal Inc.	122,390	2,122
Post Properties Inc.	53,165	2,087
Prosperity Bancshares Inc.	48,248	2,064
Capitol Federal Financial Inc.	182,190	2,053
FirstMerit Corp.	118,565	2,023
DiamondRock Hospitality Co.	180,509	2,016
CommonWealth REIT	77,596	2,015
* ProAssurance Corp.	31,523	1,998
CapitalSource Inc.	281,518	1,982
* CNO Financial Group Inc.	260,913	1,959
Synovus Financial Corp.	811,327	1,947
Extra Space Storage Inc.	91,087	1,886
Equity Lifestyle Properties Inc.	32,038	1,847
Brandywine Realty Trust	146,539	1,779
Greenhill & Co. Inc.	27,028	1,778
Iberiabank Corp.	29,510	1,774
* MGIC Investment Corp.	197,762	1,758
* MBIA Inc.	175,100	1,758
Potlatch Corp.	43,445	1,746
Webster Financial Corp.	81,154	1,739
First American Financial Corp.	102,812	1,696
Starwood Property Trust Inc.	75,284	1,679
Unitrin Inc.	53,708	1,659
Westamerica Bancorporation	31,897	1,639
Invesco Mortgage Capital Inc.	74,676	1,632
Platinum Underwriters Holdings Ltd.	42,497	1,619
Delphi Financial Group Inc.	52,635	1,616
Healthcare Realty Trust Inc.	70,113	1,592
DuPont Fabros Technology Inc.	65,239	1,582
* Portfolio Recovery Associates Inc.	18,546	1,579
Colonial Properties Trust	80,650	1,553
Trustmark Corp.	65,865	1,543
* Ezcorp Inc. Class A	48,830	1,533
BOK Financial Corp.	29,513	1,525
NewAlliance Bancshares Inc.	102,495	1,521
Northwest Bancshares Inc.	120,486	1,511
Cash America International Inc.	32,049	1,476
DCT Industrial Trust Inc.	263,331	1,461
Whitney Holding Corp.	105,104	1,432
Umpqua Holdings Corp.	124,528	1,425
International Bancshares Corp.	76,642	1,406
* MF Global Holdings Ltd.	169,507	1,404
Medical Properties Trust Inc.	121,200	1,402
FNB Corp.	131,414	1,385

Cathay General Bancorp	81,191	1,384
Wintrust Financial Corp.	37,561	1,380
Astoria Financial Corp.	96,022	1,380
* World Acceptance Corp.	21,115	1,377
* Knight Capital Group Inc. Class A	102,366	1,372
Lexington Realty Trust	142,086	1,329
Susquehanna Bancshares Inc.	141,247	1,321
UMB Financial Corp.	35,245	1,317
* PHH Corp.	60,472	1,316
* Sunstone Hotel Investors Inc.	128,732	1,312
National Health Investors Inc.	27,292	1,308
Hancock Holding Co.	39,641	1,302
EastGroup Properties Inc.	29,514	1,298
Montpelier Re Holdings Ltd.	72,132	1,275
BancorpSouth Inc.	82,014	1,267
* Strategic Hotels & Resorts Inc.	196,250	1,266
Redwood Trust Inc.	80,831	1,257
PS Business Parks Inc.	21,517	1,247
Symetra Financial Corp.	90,324	1,228
Alexander's Inc.	3,018	1,228
United Bankshares Inc.	45,373	1,203
Community Bank System Inc.	49,359	1,198
CVB Financial Corp.	126,472	1,177
Sterling Bancshares Inc.	136,750	1,177
Glacier Bancorp Inc.	78,192	1,177
Sovran Self Storage Inc.	29,532	1,168
Mercury General Corp.	29,629	1,159
MB Financial Inc.	55,266	1,158
National Penn Bancshares Inc.	149,483	1,157
First Citizens BancShares Inc. Class A	5,761	1,156
Columbia Banking System Inc.	59,792	1,146
Equity One Inc.	60,326	1,132
Argo Group International Holdings Ltd.	34,046	1,125
First Financial Bankshares Inc.	21,873	1,124
NBT Bancorp Inc.	49,106	1,119
Franklin Street Properties Corp.	79,077	1,113
Old National Bancorp	103,377	1,108
* Dollar Financial Corp.	53,319	1,106
American Equity Investment Life Holding Co.	83,332	1,093
TFS Financial Corp.	102,025	1,084
* iStar Financial Inc.	117,482	1,078
* First Cash Financial Services Inc.	27,909	1,077
optionsXpress Holdings Inc.	58,072	1,063
Acadia Realty Trust	56,017	1,060
First Financial Bancorp	63,294	1,056
Tower Group Inc.	43,770	1,052
RLI Corp.	18,017	1,039
First Commonwealth Financial Corp.	150,152	1,029
* Texas Capital Bancshares Inc.	39,481	1,026
* Ocwen Financial Corp.	92,325	1,017
Employers Holdings Inc.	49,191	1,016
Cousins Properties Inc.	120,720	1,008
Brookline Bancorp Inc.	95,567	1,006
BlackRock Kelso Capital Corp.	97,086	983
Capstead Mortgage Corp.	76,801	982
PrivateBancorp Inc. Class A	64,128	981
Cohen & Steers Inc.	32,968	978
First Midwest Bancorp Inc.	81,652	963

PacWest Bancorp	43,968	956
Radian Group Inc.	140,380	956
Selective Insurance Group Inc.	55,135	954
KBW Inc.	36,116	946
Evercore Partners Inc. Class A	27,414	940
City Holding Co.	26,291	930
Bank of the Ozarks Inc.	20,909	914
Provident Financial Services Inc.	61,300	907
* Internet Capital Group Inc.	63,494	902
Park National Corp.	13,393	895
Independent Bank Corp.	32,974	891
Hersha Hospitality Trust Class A	149,244	887
BGC Partners Inc. Class A	95,363	886
Glimcher Realty Trust	94,859	877
Anworth Mortgage Asset Corp.	123,697	877
* Investors Bancorp Inc.	58,598	873
Saul Centers Inc.	19,565	872
* Investment Technology Group Inc.	47,736	868
* Piper Jaffray Cos.	20,797	862
Boston Private Financial Holdings Inc.	120,393	851
Chemical Financial Corp.	42,365	844
Ashford Hospitality Trust Inc.	76,457	843
Infinity Property & Casualty Corp.	13,921	828
Associated Estates Realty Corp.	51,844	823
Flushing Financial Corp.	54,650	814
^ Prospect Capital Corp.	65,636	801
Dime Community Bancshares Inc.	54,124	799
FBL Financial Group Inc. Class A	25,970	798
Home Bancshares Inc.	34,609	787
* Navigators Group Inc.	15,257	786
* AMERISAFE Inc.	35,446	784
Danvers Bancorp Inc.	36,398	780
Cypress Sharpridge Investments Inc.	61,133	775
First Potomac Realty Trust	49,077	773
* First Industrial Realty Trust Inc.	63,460	755
Oriental Financial Group Inc.	58,040	728
* Altisource Portfolio Solutions SA	23,738	728
* PMI Group Inc.	265,871	718
Duff & Phelps Corp. Class A	44,878	717
American National Insurance Co.	8,977	711
Provident New York Bancorp	68,113	703
Calamos Asset Management Inc. Class A	42,247	701
Amtrust Financial Services Inc.	36,148	689
* Pinnacle Financial Partners Inc.	41,497	686
* Citizens Republic Bancorp Inc.	767,833	683
Community Trust Bancorp Inc.	24,210	670
U-Store-It Trust	63,123	664
Interactive Brokers Group Inc.	41,757	664
Cardinal Financial Corp.	56,785	662
Fifth Street Finance Corp.	48,607	649
Horace Mann Educators Corp.	38,485	647
Bancfirst Corp.	15,064	643
Pennsylvania Real Estate Investment Trust	44,956	642
* Credit Acceptance Corp.	8,971	637
* Encore Capital Group Inc.	26,864	636
Cedar Shopping Centers Inc.	104,979	633
Safety Insurance Group Inc.	13,538	624
Berkshire Hills Bancorp Inc.	29,769	621

Hudson Valley Holding Corp.	28,115	619
* Greenlight Capital Re Ltd. Class A	21,846	616
Inland Real Estate Corp.	64,073	611
Government Properties Income Trust	22,556	606
Trustco Bank Corp. NY	101,215	600
* Intl. FCStone Inc.	23,544	598
* Hilltop Holdings Inc.	59,400	596
LTC Properties Inc.	20,912	593
Capital Southwest Corp.	6,433	589
Pebblebrook Hotel Trust	26,128	579
Arlington Asset Investment Corp. Class A	18,778	572
Arrow Financial Corp.	23,056	570
CreXus Investment Corp.	48,889	558
* Pico Holdings Inc.	18,514	557
MarketAxess Holdings Inc.	22,934	555
Camden National Corp.	16,133	552
Investors Real Estate Trust	57,991	551
* FPIC Insurance Group Inc.	14,491	549
* Global Indemnity plc	24,753	544
* Enstar Group Ltd.	5,351	534
Artio Global Investors Inc. Class A	32,796	530
* Ameris Bancorp	51,479	523
* Forestar Group Inc.	27,412	521
S&T Bancorp Inc.	24,020	518
Federal Agricultural Mortgage Corp.	27,107	518
Abington Bancorp Inc.	42,304	517
Solar Capital Ltd.	21,574	515
MCG Capital Corp.	78,902	513
Northfield Bancorp Inc.	37,008	511
WesBanco Inc.	24,622	510
GFI Group Inc.	100,346	504
* FelCor Lodging Trust Inc.	81,358	499
Gladstone Capital Corp.	44,033	498
Southside Bancshares Inc.	23,246	497
Nelnet Inc. Class A	22,746	497
Primerica Inc.	19,353	494
Hercules Technology Growth Capital Inc.	44,420	489
First Busey Corp.	95,713	486
GAMCO Investors Inc.	10,412	483
Simmons First National Corp. Class A	17,629	478
Bank of Marin Bancorp	12,360	461
* Beneficial Mutual Bancorp Inc.	53,231	459
Agree Realty Corp.	20,388	458
Oritani Financial Corp.	35,990	456
Lakeland Financial Corp.	20,116	456
* National Financial Partners Corp.	30,911	456
BankFinancial Corp.	49,482	455
* Phoenix Cos. Inc.	165,792	451
* Citizens Inc.	61,282	447
Harleysville Group Inc.	13,478	447
* Avatar Holdings Inc.	22,446	444
* Financial Engines Inc.	15,998	441
Advance America Cash Advance Centers Inc.	83,130	441
Getty Realty Corp.	19,103	437
Two Harbors Investment Corp.	40,893	428
Renasant Corp.	25,177	428
ViewPoint Financial Group	32,612	424
Wilmington Trust Corp.	93,223	421

	CBOE Holdings Inc.	14,459	419
	Education Realty Trust Inc.	51,764	416
	Meadowbrook Insurance Group Inc.	39,838	412
	SCBT Financial Corp.	12,188	406
	CoBiz Financial Inc.	58,069	404
	Compass Diversified Holdings	27,332	403
	Great Southern Bancorp Inc.	18,410	395
	Ames National Corp.	20,535	392
*	Arbor Realty Trust Inc.	69,047	392
	Bank Mutual Corp.	92,665	392
*	Newcastle Investment Corp.	64,037	387
	Alliance Financial Corp.	11,458	382
	Flagstone Reinsurance Holdings SA	42,088	379
	Bryn Mawr Bank Corp.	18,343	377
	Capital City Bank Group Inc.	29,455	373
	Presidential Life Corp.	38,884	371
	United Fire & Casualty Co.	18,162	367
	Sun Communities Inc.	10,231	365
*	Cowen Group Inc. Class A	89,325	358
*	HFF Inc. Class A	23,795	358
	Baldwin & Lyons Inc.	14,938	350
	Republic Bancorp Inc. Class A	17,608	343
*	CompuCredit Holdings Corp.	52,073	342
*	LaBranche & Co. Inc.	86,690	341
	Cogdell Spencer Inc.	57,059	339
*	BRT Realty Trust	51,224	331
	Bancorp Rhode Island Inc.	10,537	325
*	Safeguard Scientifics Inc.	15,984	325
	Gladstone Investment Corp.	41,355	321
*	Western Alliance Bancorp	38,808	319
*	CNA Surety Corp.	12,600	318
	First Merchants Corp.	38,367	317
	Centerstate Banks Inc.	44,258	310
	Walter Investment Management Corp.	18,921	305
	Lakeland Bancorp Inc.	29,392	305
*	LPL Investment Holdings Inc.	8,519	305
	PennantPark Investment Corp.	24,878	297
	Colony Financial Inc.	15,630	294
	Banner Corp.	123,898	294
*	FBR Capital Markets Corp.	81,335	291
*	Center Financial Corp.	39,615	291
	Donegal Group Inc. Class A	21,253	284
	Sabra Healthcare REIT Inc.	16,003	282
*	Marlin Business Services Corp.	22,605	279
	Sanders Morris Harris Group Inc.	34,753	278
*,^ Capital Trust Inc. Class A		121,153	277
	National Western Life Insurance Co. Class A	1,687	274
	Heartland Financial USA Inc.	15,930	271
	Chesapeake Lodging Trust	15,528	270
	Maiden Holdings Ltd.	36,089	270
*	eHealth Inc.	19,983	266
*	Nara Bancorp Inc.	27,529	265
	First Financial Holdings Inc.	23,267	263
	NorthStar Realty Finance Corp.	49,140	263
*	Tejon Ranch Co.	7,130	262
*	Gleacher & Co. Inc.	148,464	258
*	Meridian Interstate Bancorp Inc.	18,299	257
	SY Bancorp Inc.	10,072	253

*	Gramercy Capital Corp.	57,610	244
	EMC Insurance Group Inc.	9,778	243
	American National Bankshares Inc.	10,688	241
*	Virtus Investment Partners Inc.	4,060	239
	Parkway Properties Inc.	14,010	238
	Enterprise Financial Services Corp.	16,922	238
*	First Defiance Financial Corp.	16,666	237
	1st Source Corp.	11,781	236
	US Global Investors Inc. Class A	28,710	233
	Universal Health Realty Income Trust	5,609	227
	Consolidated-Tomoka Land Co.	7,007	227
	StellarOne Corp.	15,422	219
*	TradeStation Group Inc.	30,847	217
	Sierra Bancorp	19,154	214
*	American Safety Insurance Holdings Ltd.	9,961	213
	PennyMac Mortgage Investment Trust	11,525	212
	Sandy Spring Bancorp Inc.	11,442	211
*	AmeriServ Financial Inc.	88,046	209
*	Ladenburg Thalmann Financial Services Inc.	179,035	206
	First of Long Island Corp.	7,411	206
	Dynex Capital Inc.	20,413	205
*	Asset Acceptance Capital Corp.	37,492	201
*	Flagstar Bancorp Inc.	133,173	200
^	RAIT Financial Trust	81,174	200
	Medallion Financial Corp.	22,697	200
	Retail Opportunity Investments Corp.	17,910	196
	Ramco-Gershenson Properties Trust	15,420	193
	ESSA Bancorp Inc.	14,591	193
	First Community Bancshares Inc.	13,063	185
^	TowneBank	11,815	185
	First Financial Corp.	5,546	184
	Westfield Financial Inc.	20,216	183
	Institutional Financial Markets Inc.	39,382	181
	MVC Capital Inc.	13,096	180
	Stewart Information Services Corp.	16,924	177
	Washington Trust Bancorp Inc.	7,328	174
	Tompkins Financial Corp.	4,115	171
	First Bancorp	12,435	165
	OneBeacon Insurance Group Ltd. Class A	12,126	164
*	First Marblehead Corp.	73,599	162
*	United Community Banks Inc.	67,934	161
	Center Bancorp Inc.	16,612	159
*,^ BankAtlantic Bancorp Inc. Class A		172,716	159
	Urstadt Biddle Properties Inc. Class A	8,352	159
	Trico Bancshares	9,667	158
*	NewStar Financial Inc.	14,337	157
*	MPG Office Trust Inc.	41,926	156
	Asta Funding Inc.	17,759	152
	Bar Harbor Bankshares	4,984	152
	State Auto Financial Corp.	8,247	150
	Resource America Inc. Class A	22,622	145
	SWS Group Inc.	22,584	137
	Crawford & Co. Class B	28,432	135
	WSFS Financial Corp.	2,747	129
*,^ Central Pacific Financial Corp.		6,194	129
	CapLease Inc.	23,004	126
	OceanFirst Financial Corp.	9,036	126
*	American Independence Corp.	24,191	125

	Apollo Commercial Real Estate Finance Inc.	7,523	123
	Resource Capital Corp.	18,641	123
	Bridge Bancorp Inc.	5,352	120
	Financial Institutions Inc.	6,824	119
	German American Bancorp Inc.	6,894	119
	Kite Realty Group Trust	22,297	118
^	Life Partners Holdings Inc.	14,286	115
	Century Bancorp Inc. Class A	4,130	111
	Merchants Bancshares Inc.	4,158	110
*	Eagle Bancorp Inc.	7,686	108
	CFS Bancorp Inc.	19,042	107
	SeaBright Holdings Inc.	10,396	107
	Kohlberg Capital Corp.	12,042	99
*	Hanmi Financial Corp.	79,675	99
	Suffolk Bancorp	4,640	97
	Univest Corp. of Pennsylvania	5,060	90
*	Guaranty Bancorp	65,951	85
*,^ Anchor Bancorp Wisconsin Inc.		85,708	85
	Oppenheimer Holdings Inc. Class A	2,480	83
	Investors Title Co.	2,618	83
	TICC Capital Corp.	7,631	83
*,^ BancTrust Financial Group Inc.		31,127	77
*	Cape Bancorp Inc.	7,639	75
*	Metro Bancorp Inc.	6,058	75
	Sterling Bancorp	7,360	74
*	Bridge Capital Holdings	7,649	72
*	Doral Financial Corp.	64,243	71
	Union First Market Bankshares Corp.	6,274	71
	MainSource Financial Group Inc.	6,829	68
*	Penson Worldwide Inc.	9,875	66
	Winthrop Realty Trust	5,302	65
*	Primus Guaranty Ltd.	12,484	63
*	Southwest Bancorp Inc.	4,391	62
	Kaiser Federal Financial Group Inc.	5,065	62
*	First Financial Northwest Inc.	10,288	59
	Mission West Properties Inc.	8,714	57
	VIST Financial Corp.	6,454	56
*	First Acceptance Corp.	28,977	56
	Monmouth Real Estate Investment Corp. Class A	6,635	54
*	Republic First Bancorp Inc.	19,317	54
	Citizens & Northern Corp.	3,193	54
	ESB Financial Corp.	3,625	54
	One Liberty Properties Inc.	3,525	53
	Crawford & Co. Class A	15,214	52
	Ameriana Bancorp	11,164	51
	First Pactrust Bancorp Inc.	3,225	51
*	Hampton Roads Bankshares Inc.	55,418	47
	Triangle Capital Corp.	2,607	47
*	Atlantic Coast Financial Corp.	4,671	46
*	NewBridge Bancorp	8,541	43
	Diamond Hill Investment Group Inc.	531	42
	Golub Capital BDC Inc.	2,666	42
*	Deerfield Capital Corp.	6,455	42
*,^ First BanCorp		8,382	42
*	Affirmative Insurance Holdings Inc.	16,500	42
	Roma Financial Corp.	3,657	40
*	Mercantile Bank Corp.	4,071	40
*	Firstcity Financial Corp.	6,068	39

	Westwood Holdings Group Inc.	960	39
*	Central Pacific Financial Corp. Rights Exp. 05/06/2011	2,685	38
	Peoples Bancorp Inc.	3,136	38
*	Hallmark Financial Services	4,490	38
*	Colony Bankcorp Inc.	8,747	37
	NGP Capital Resources Co.	3,760	36
	PMC Commercial Trust	3,945	34
*	First Place Financial Corp.	14,860	34
	CNB Financial Corp.	2,306	33
*,^ Cascade Bancorp		4,864	32
	Pulaski Financial Corp.	4,255	32
	UMH Properties Inc.	3,150	31
*	West Coast Bancorp	8,973	31
	Eastern Insurance Holdings Inc.	2,351	31
	Kansas City Life Insurance Co.	934	30
*	Consumer Portfolio Services Inc.	27,554	29
	West Bancorporation Inc.	3,588	29
*	Nicholas Financial Inc.	2,316	28
*	Maui Land & Pineapple Co. Inc.	4,926	28
*	Bancorp Inc.	2,941	27
	Eastern Virginia Bankshares Inc.	7,531	27
*	Tree.com Inc.	4,506	27
	Rome Bancorp Inc.	2,350	27
*	Grubb & Ellis Co.	32,743	26
	Main Street Capital Corp.	1,415	26
	Gladstone Commercial Corp.	1,383	25
	Rockville Financial Inc.	2,398	25
*	Virginia Commerce Bancorp Inc.	4,336	25
*	Heritage Commerce Corp.	5,119	24
	Wilshire Bancorp Inc.	4,940	24
*	Heritage Financial Corp.	1,680	24
	Shore Bancshares Inc.	2,438	24
	Peapack Gladstone Financial Corp.	1,781	24
*	American River Bankshares	3,376	23
*	Stratus Properties Inc.	1,643	22
*	Waterstone Financial Inc.	7,258	22
	Provident Financial Holdings Inc.	2,366	20
	21st Century Holding Co.	6,330	20
	First M&F Corp.	4,721	19
*	Thomas Properties Group Inc.	5,802	19
	Citizens South Banking Corp.	4,075	18
	Meta Financial Group Inc.	1,065	18
*	Sun Bancorp Inc.	4,829	17
*	BCSB Bancorp Inc.	1,216	16
*	Camco Financial Corp.	8,557	16
	First South Bancorp Inc.	3,190	16
	National Interstate Corp.	710	15
*	Green Bankshares Inc.	5,230	15
*	North Valley Bancorp	1,335	15
	Federal Agricultural Mortgage Corp. Class A	1,021	14
*	Pacific Mercantile Bancorp	3,311	14
	TF Financial Corp.	662	14
	Independence Holding Co.	1,651	13
	Codorus Valley Bancorp Inc.	1,213	13
	HopFed Bancorp Inc.	1,384	13
	Home Federal Bancorp Inc.	1,068	13
*	Macatawa Bank Corp.	4,678	12
*	United Community Financial Corp.	7,740	10

Middleburg Financial Corp.	539	10
Epoch Holding Corp.	601	9
* Unity Bancorp Inc.	1,345	9
* Farmers Capital Bank Corp.	1,229	9
Alliance Bancorp Inc. of Pennsylvania	808	9
* Sterling Financial Corp.	506	8
* Seacoast Banking Corp. of Florida	4,924	8
Indiana Community Bancorp	461	7
* Student Loan Corp. Escrow	2,739	7
* Premierwest Bancorp	2,834	6
First United Corp.	1,861	6
Wayne Savings Bancshares Inc.	693	6
* Preferred Bank	3,966	6
* Jefferson Bancshares Inc.	1,639	6
Northrim BanCorp Inc.	303	6
* Bank of Granite Corp.	10,024	6
Firstbank Corp.	878	6
MutualFirst Financial Inc.	544	5
* HMN Financial Inc.	1,737	5
State Bancorp Inc.	441	5
HF Financial Corp.	396	4
Old Second Bancorp Inc.	4,290	4
* Timberland Bancorp Inc.	706	4
Parkvale Financial Corp.	349	3
* Royal Bancshares of Pennsylvania Inc.	1,796	3
* Independent Bank Corp.	1,015	3
Peoples Financial Corp.	187	3
Brooklyn Federal Bancorp Inc.	3,668	2
* Kennedy-Wilson Holdings Inc.	168	2
Territorial Bancorp Inc.	91	2
United Financial Bancorp Inc.	109	2
Hudson Pacific Properties Inc.	115	2
Washington Banking Co.	114	2
THL Credit Inc.	117	2
* First Financial Service Corp.	438	2
First Interstate Bancsystem Inc.	110	2
Orrstown Financial Services Inc.	53	1
National Bankshares Inc.	51	1
* Integra Bank Corp.	5,136	1
Excel Trust Inc.	116	1
Pacific Continental Corp.	130	1
* Harris & Harris Group Inc.	229	1
* 1st United Bancorp Inc.	175	1
* Terreno Realty Corp.	65	1
United Security Bancshares	128	1
* MetroCorp Bancshares Inc.	159	1
Chatham Lodging Trust	65	1
Penns Woods Bancorp Inc.	27	1
JMP Group Inc.	111	1
First Bancorp Inc.	62	1
Tower Bancorp Inc.	40	1
* Home Bancorp Inc.	53	1
* Taylor Capital Group Inc.	75	1
Midsouth Bancorp Inc.	54	1
Bank of Kentucky Financial Corp.	37	1
Universal Insurance Holdings Inc.	131	1
Legacy Bancorp Inc.	52	1
* Valley National Bancorp Warrants Exp. 06/30/2015	240	1

Citizens Holding Co.	29	1
* Encore Bancshares Inc.	51	1
Fox Chase Bancorp Inc.	43	1
Ohio Valley Banc Corp.	28	1
* ZipRealty Inc.	191	1
New Hampshire Thrift Bancshares Inc.	41	1
* Princeton National Bancorp Inc.	100	1
C&F Financial Corp.	23	1
Norwood Financial Corp.	18	1
Horizon Bancorp	18	1
Union Bankshares Inc.	25	—
Oneida Financial Corp.	52	—
Hingham Institution for Savings	9	—
* Superior Bancorp	1,295	—
Wilber Corp.	40	—
Auburn National Bancorporation Inc.	18	—
* Intervest Bancshares Corp. Class A	131	—
Commercial National Financial Corp.	17	—
Old Point Financial Corp.	27	—
SI Financial Group Inc.	31	—
Salisbury Bancorp Inc.	11	—
California First National Bancorp	19	—
* Yadkin Valley Financial Corp.	114	—
* Rodman & Renshaw Capital Group Inc.	129	—
LNB Bancorp Inc.	46	—
* 1st Constitution Bancorp	31	—
Landmark Bancorp Inc.	16	—
Community Bank Shares of Indiana Inc.	22	—
Hawthorn Bancshares Inc.	27	—
* First Citizens Banc Corp.	54	—
Mid Penn Bancorp Inc.	24	—
United Bancshares Inc.	23	—
* United Security Bancshares	57	—
* Community Capital Corp.	66	—
* Tower Financial Corp.	24	—
Cheviot Financial Corp.	23	—
Porter Bancorp Inc.	25	—
ECB Bancorp Inc.	16	—
* Severn Bancorp Inc.	41	—
* Southern Community Financial Corp.	118	—
* Community Bankers Trust Corp.	151	—
* MBT Financial Corp.	114	—
* Summit Financial Group Inc.	44	—
QC Holdings Inc.	38	—
National Security Group Inc.	11	—
* Vestin Realty Mortgage II Inc.	90	—
Prudential Bancorp Inc. of Pennsylvania	19	—
* WSB Holdings Inc.	35	—
* First Security Group Inc.	116	—
WVS Financial Corp.	11	—
* Transcontinental Realty Investors Inc.	12	—
		2,597,327
Health Care (11.1%)
Johnson & Johnson	2,964,186	175,628
Pfizer Inc.	8,645,832	175,597
Merck & Co. Inc.	3,325,439	109,773
Abbott Laboratories	1,668,538	81,842

* Amgen Inc.	1,019,806	54,509
UnitedHealth Group Inc.	1,187,163	53,660
Bristol-Myers Squibb Co.	1,847,499	48,829
Medtronic Inc.	1,165,575	45,865
Eli Lilly & Co.	1,120,207	39,398
* Gilead Sciences Inc.	876,263	37,189
Baxter International Inc.	628,925	33,817
* Express Scripts Inc.	539,526	30,003
WellPoint Inc.	425,268	29,679
* Celgene Corp.	508,533	29,256
* Covidien plc	535,071	27,792
* Medco Health Solutions Inc.	458,570	25,753
* Thermo Fisher Scientific Inc.	429,476	23,857
Allergan Inc.	332,307	23,600
McKesson Corp.	273,059	21,585
* Genzyme Corp.	279,835	21,309
Becton Dickinson and Co.	248,479	19,784
Stryker Corp.	321,769	19,564
St. Jude Medical Inc.	370,058	18,969
* Biogen Idec Inc.	257,449	18,894
* Agilent Technologies Inc.	374,265	16,760
Aetna Inc.	432,290	16,181
Cardinal Health Inc.	377,049	15,508
* Intuitive Surgical Inc.	42,459	14,158
CIGNA Corp.	292,758	12,963
* Zimmer Holdings Inc.	213,048	12,896
* Humana Inc.	181,825	12,717
AmerisourceBergen Corp. Class A	298,611	11,813
* Boston Scientific Corp.	1,642,652	11,811
* Edwards Lifesciences Corp.	123,365	10,733
* Mylan Inc.	469,747	10,649
* Life Technologies Corp.	201,771	10,577
* Vertex Pharmaceuticals Inc.	219,568	10,524
Quest Diagnostics Inc.	175,370	10,122
* Laboratory Corp. of America Holdings	109,729	10,109
* Forest Laboratories Inc.	308,635	9,969
CR Bard Inc.	100,371	9,968
* Hospira Inc.	180,503	9,964
* Alexion Pharmaceuticals Inc.	97,771	9,648
* Illumina Inc.	135,034	9,462
* DaVita Inc.	104,884	8,969
* Varian Medical Systems Inc.	128,350	8,682
* Waters Corp.	98,519	8,561
* Cerner Corp.	75,988	8,450
* Watson Pharmaceuticals Inc.	142,967	8,008
Perrigo Co.	89,961	7,154
* Henry Schein Inc.	99,977	7,015
* CareFusion Corp.	240,588	6,785
* Hologic Inc.	281,628	6,252
Beckman Coulter Inc.	74,791	6,213
* Cephalon Inc.	81,143	6,149
* Mettler-Toledo International Inc.	35,387	6,087
* Dendreon Corp.	155,752	5,830
* Human Genome Sciences Inc.	203,660	5,590
DENTSPLY International Inc.	146,297	5,412
* Coventry Health Care Inc.	160,915	5,132
* ResMed Inc.	164,066	4,922
* IDEXX Laboratories Inc.	62,385	4,817

Universal Health Services Inc. Class B	97,072	4,796
* Endo Pharmaceuticals Holdings Inc.	125,444	4,787
* HCA Holdings Inc.	120,087	4,067
* Allscripts Healthcare Solutions Inc.	192,749	4,046
* Community Health Systems Inc.	100,287	4,011
* United Therapeutics Corp.	58,778	3,939
* Tenet Healthcare Corp.	526,954	3,926
* Covance Inc.	70,279	3,846
* Kinetic Concepts Inc.	69,830	3,800
Omnicare Inc.	125,057	3,750
Warner Chilcott plc Class A	151,570	3,529
* Gen-Probe Inc.	51,986	3,449
* Mednax Inc.	51,774	3,449
* AMERIGROUP Corp.	53,657	3,447
Cooper Cos. Inc.	49,562	3,442
* Alere Inc.	87,435	3,422
Pharmaceutical Product Development Inc.	122,958	3,407
* Health Net Inc.	104,023	3,402
PerkinElmer Inc.	128,292	3,370
Patterson Cos. Inc.	100,820	3,245
Lincare Holdings Inc.	105,736	3,136
* Regeneron Pharmaceuticals Inc.	69,720	3,133
* Brookdale Senior Living Inc. Class A	111,650	3,126
* Pharmasset Inc.	39,668	3,122
* Health Management Associates Inc. Class A	273,000	2,976
* BioMarin Pharmaceutical Inc.	111,261	2,796
Techne Corp.	38,347	2,746
Hill-Rom Holdings Inc.	68,856	2,615
* InterMune Inc.	54,952	2,593
* Sirona Dental Systems Inc.	51,137	2,565
* Healthspring Inc.	68,458	2,558
* Healthsouth Corp.	101,363	2,532
Teleflex Inc.	43,599	2,528
* Bio-Rad Laboratories Inc. Class A	20,976	2,520
* HMS Holdings Corp.	29,956	2,452
* Onyx Pharmaceuticals Inc.	68,556	2,412
* Catalyst Health Solutions Inc.	41,628	2,328
* LifePoint Hospitals Inc.	57,001	2,290
* VCA Antech Inc.	89,502	2,254
Owens & Minor Inc.	69,002	2,241
* Dionex Corp.	18,983	2,241
STERIS Corp.	64,129	2,215
* Salix Pharmaceuticals Ltd.	62,865	2,202
* Incyte Corp. Ltd.	133,369	2,114
Medicis Pharmaceutical Corp. Class A	65,837	2,109
* Emergency Medical Services Corp. Class A	33,113	2,106
* Charles River Laboratories International Inc.	53,145	2,040
* Myriad Genetics Inc.	100,412	2,023
* WellCare Health Plans Inc.	46,652	1,957
Masimo Corp.	58,015	1,920
* Centene Corp.	56,043	1,848
* Cepheid Inc.	65,663	1,840
* Talecris Biotherapeutics Holdings Corp.	68,475	1,835
Quality Systems Inc.	22,000	1,834
* American Medical Systems Holdings Inc.	83,108	1,798
* Magellan Health Services Inc.	36,570	1,795
* Amylin Pharmaceuticals Inc.	157,593	1,792
* Haemonetics Corp.	27,174	1,781

* Viropharma Inc.	84,624	1,684
Chemed Corp.	24,864	1,656
* PSS World Medical Inc.	60,462	1,642
* Theravance Inc.	67,379	1,632
* Cubist Pharmaceuticals Inc.	64,235	1,621
West Pharmaceutical Services Inc.	36,146	1,618
* athenahealth Inc.	35,723	1,612
* Seattle Genetics Inc.	103,132	1,606
* Parexel International Corp.	63,543	1,582
* Thoratec Corp.	60,218	1,561
* Exelixis Inc.	135,558	1,532
* Impax Laboratories Inc.	59,704	1,519
* Immucor Inc.	76,043	1,504
* Bruker Corp.	71,765	1,496
* Ariad Pharmaceuticals Inc.	193,027	1,452
* Alkermes Inc.	103,443	1,340
* Volcano Corp.	50,509	1,293
* Align Technology Inc.	62,049	1,271
* Cyberonics Inc.	39,145	1,245
Invacare Corp.	39,742	1,237
* Medicines Co.	74,901	1,220
* Par Pharmaceutical Cos. Inc.	39,183	1,218
* Nektar Therapeutics	123,928	1,174
* Air Methods Corp.	17,324	1,165
* Celera Corp.	141,510	1,148
* Integra LifeSciences Holdings Corp.	23,757	1,127
* Auxilium Pharmaceuticals Inc.	52,426	1,126
Analogic Corp.	19,363	1,095
* CONMED Corp.	41,239	1,084
* NuVasive Inc.	41,890	1,061
* Amsurg Corp. Class A	41,465	1,055
* Amedisys Inc.	30,013	1,050
* Questcor Pharmaceuticals Inc.	72,827	1,049
Computer Programs & Systems Inc.	16,203	1,042
Meridian Bioscience Inc.	43,394	1,041
* Abaxis Inc.	35,545	1,025
* Isis Pharmaceuticals Inc.	111,539	1,008
* Acorda Therapeutics Inc.	42,232	980
PDL BioPharma Inc.	166,909	968
* Emeritus Corp.	37,680	959
* Greatbatch Inc.	35,712	945
* Hanger Orthopedic Group Inc.	36,078	939
* MWI Veterinary Supply Inc.	11,584	935
* Clinical Data Inc.	29,879	905
* Enzon Pharmaceuticals Inc.	82,535	900
* Bio-Reference Labs Inc.	40,002	898
* Gentiva Health Services Inc.	31,820	892
* Depomed Inc.	88,756	891
* Natus Medical Inc.	52,491	882
* Emergent Biosolutions Inc.	36,279	877
* Wright Medical Group Inc.	51,505	876
* Kindred Healthcare Inc.	35,274	842
* ABIOMED Inc.	57,971	842
* Immunogen Inc.	92,813	842
Universal American Corp.	35,784	820
* Halozyme Therapeutics Inc.	121,006	812
* Savient Pharmaceuticals Inc.	74,517	790
* Geron Corp.	150,758	761

*	Accuray Inc.	84,286	761
*	Arqule Inc.	105,440	755
	Cantel Medical Corp.	28,775	741
*	Momenta Pharmaceuticals Inc.	46,305	734
*,^ AVANIR Pharmaceuticals Inc.		179,649	733
*	Corvel Corp.	13,694	728
*	Zoll Medical Corp.	16,055	719
*	MedAssets Inc.	46,976	717
*	Luminex Corp.	38,054	714
*	Genomic Health Inc.	28,711	706
*	Assisted Living Concepts Inc. Class A	17,892	700
*	DexCom Inc.	44,847	696
*	Alnylam Pharmaceuticals Inc.	71,879	688
*	AMAG Pharmaceuticals Inc.	41,184	688
*	RehabCare Group Inc.	18,460	681
*	Akorn Inc.	116,844	674
*	Arthrocare Corp.	19,952	665
*	Allos Therapeutics Inc.	207,651	658
*	Neogen Corp.	15,864	656
*	Capital Senior Living Corp.	61,423	652
*	Almost Family Inc.	16,839	634
*	AMN Healthcare Services Inc.	72,673	629
*,^ Cadence Pharmaceuticals Inc.		67,903	625
*	Conceptus Inc.	43,147	624
*	Micromet Inc.	108,779	610
	Landauer Inc.	9,830	605
*	HeartWare International Inc.	7,046	603
*	Insulet Corp.	28,790	594
*	Angiodynamics Inc.	38,644	584
*	ICU Medical Inc.	13,342	584
*	Healthways Inc.	37,756	580
*	Affymetrix Inc.	109,333	570
*	Medivation Inc.	30,409	567
*	Molina Healthcare Inc.	13,861	554
*	Vivus Inc.	85,302	528
*	American Dental Partners Inc.	40,051	526
	America Service Group Inc.	19,837	509
*	OraSure Technologies Inc.	64,534	507
*	Merit Medical Systems Inc.	25,777	506
*	Columbia Laboratories Inc.	131,233	495
*	Five Star Quality Care Inc.	59,762	486
*,^ Accretive Health Inc.		17,251	479
*	Affymax Inc.	79,823	469
*	Orthofix International NV	14,277	463
*	IPC The Hospitalist Co. Inc.	10,114	459
*,^ China Biologic Products Inc.		28,354	453
*	Curis Inc.	137,866	448
*	Codexis Inc.	36,862	437
*	Sunrise Senior Living Inc.	36,188	432
*	Biolase Technology Inc.	87,903	428
*,^ KV Pharmaceutical Co. Class A		70,114	420
*	AVI BioPharma Inc.	221,926	415
*	Array Biopharma Inc.	134,453	411
*	Ardea Biosciences Inc.	14,330	411
*	Sequenom Inc.	64,841	410
*	Continucare Corp.	76,044	407
	Atrion Corp.	2,320	405
*	Acadia Pharmaceuticals Inc.	247,734	401

*	Caliper Life Sciences Inc.	58,732	397
*,^ MannKind Corp.		107,660	393
*	Anika Therapeutics Inc.	43,826	393
*	NPS Pharmaceuticals Inc.	40,253	385
*	Ironwood Pharmaceuticals Inc.	27,508	385
*	Opko Health Inc.	102,404	382
*,^ Cerus Corp.		130,171	376
*,^ Cell Therapeutics Inc.		1,000,556	372
*	Arena Pharmaceuticals Inc.	265,509	369
*	NxStage Medical Inc.	16,426	361
*	Targacept Inc.	13,290	353
*,^ Delcath Systems Inc.		47,873	353
*	CryoLife Inc.	57,752	352
*	Kensey Nash Corp.	14,096	351
*	Cross Country Healthcare Inc.	44,474	348
*	PharMerica Corp.	30,294	347
*	Allied Healthcare International Inc.	135,338	344
*	Agenus Inc.	375,480	342
*,^ Cytori Therapeutics Inc.		42,925	336
*	BioScrip Inc.	70,414	332
*	Jazz Pharmaceuticals Inc.	10,388	331
*	Alphatec Holdings Inc.	122,321	330
*	Durect Corp.	87,805	316
*	Exactech Inc.	17,895	314
*	Endologix Inc.	46,051	312
*	LHC Group Inc.	10,392	312
*	eResearchTechnology Inc.	45,959	311
*	BioCryst Pharmaceuticals Inc.	81,376	308
*	MAKO Surgical Corp.	12,691	307
*,^ Biosante Pharmaceuticals Inc.		153,626	304
*	Cutera Inc.	35,124	301
*,^ Biotime Inc.		40,097	299
*	Emdeon Inc. Class A	18,436	297
*,^ Aastrom Biosciences Inc.		116,043	290
	Pain Therapeutics Inc.	30,145	288
*	Idenix Pharmaceuticals Inc.	83,998	279
*	Inspire Pharmaceuticals Inc.	69,464	275
*	Cytokinetics Inc.	183,998	274
*	Cynosure Inc. Class A	19,672	273
*	Symmetry Medical Inc.	27,232	267
*	BioMimetic Therapeutics Inc.	20,196	265
*	Quidel Corp.	21,457	257
*	Rigel Pharmaceuticals Inc.	36,041	256
*	Select Medical Holdings Corp.	31,702	256
*	Alliance HealthCare Services Inc.	55,535	245
*	SIGA Technologies Inc.	20,268	245
*	Omnicell Inc.	15,808	241
*	SonoSite Inc.	7,075	236
*	Immunomedics Inc.	61,495	235
*	Team Health Holdings Inc.	13,119	229
*	Sun Healthcare Group Inc.	16,003	225
*	Optimer Pharmaceuticals Inc.	18,973	224
*	Adolor Corp.	155,361	219
	National Healthcare Corp.	4,694	218
*	Orexigen Therapeutics Inc.	75,463	212
*	Anadys Pharmaceuticals Inc.	174,448	202
*	Palomar Medical Technologies Inc.	13,361	198
*	Triple-S Management Corp. Class B	9,365	193

*	Nabi Biopharmaceuticals	32,813	191
*	Chelsea Therapeutics International Ltd.	48,615	190
*	Harvard Bioscience Inc.	32,527	185
*	Caraco Pharmaceutical Laboratories Ltd.	34,742	181
*	AtriCure Inc.	15,869	181
*	BioClinica Inc.	34,347	179
*	Albany Molecular Research Inc.	41,714	178
*	Neurocrine Biosciences Inc.	23,366	177
*	Merge Healthcare Inc.	36,136	176
*	Corcept Therapeutics Inc.	41,245	175
*	Medcath Corp.	12,512	175
*	SurModics Inc.	13,774	172
*	Medidata Solutions Inc.	6,682	171
	US Physical Therapy Inc.	7,446	166
*,^ BSD Medical Corp.		36,907	165
*	Furiex Pharmaceuticals Inc.	9,586	162
*	XenoPort Inc.	26,736	159
*	Animal Health International Inc.	35,306	148
*,^ Biodel Inc.		68,236	143
*	Ligand Pharmaceuticals Inc. Class B	13,873	139
*	Cambrex Corp.	25,184	139
*	Celldex Therapeutics Inc.	34,263	138
*	Protalix BioTherapeutics Inc.	22,105	134
*	Lexicon Pharmaceuticals Inc.	79,313	133
*	LCA-Vision Inc.	19,598	132
*	Icad Inc.	96,125	130
*	Pharmacyclics Inc.	21,210	125
*	IRIS International Inc.	13,573	122
*	Metabolix Inc.	11,502	121
*	Spectrum Pharmaceuticals Inc.	13,572	121
*	SuperGen Inc.	38,565	120
*	Novavax Inc.	45,248	117
*	PDI Inc.	14,034	114
*	Medical Action Industries Inc.	13,503	113
*	Rural/Metro Corp.	6,495	111
*	Dynavax Technologies Corp.	39,585	109
*	Progenics Pharmaceuticals Inc.	17,520	108
	Ensign Group Inc.	3,385	108
*	Dyax Corp.	66,982	108
*	Pozen Inc.	19,738	106
*	Alexza Pharmaceuticals Inc.	61,214	104
*	ISTA Pharmaceuticals Inc.	10,024	102
*	Rochester Medical Corp.	8,804	101
*	ZIOPHARM Oncology Inc.	16,162	101
*	GTx Inc.	38,373	99
*	Vital Images Inc.	7,226	98
*	CPEX Pharmaceuticals Inc.	3,430	93
*	Exact Sciences Corp.	11,737	86
*	Myrexis Inc.	21,693	84
*	Sangamo Biosciences Inc.	9,949	83
*	CytRx Corp.	92,391	81
*	Digirad Corp.	29,423	74
*	Bovie Medical Corp.	23,712	74
*	Insmed Inc.	10,761	72
*	Arrowhead Research Corp.	93,160	70
*	Providence Service Corp.	4,627	69
*	PROLOR Biotech Inc.	11,486	68
*	Spectranetics Corp.	14,389	68

* Metropolitan Health Networks Inc.	13,611	64
* Staar Surgical Co.	11,459	64
* Vascular Solutions Inc.	5,792	63
* Enzo Biochem Inc.	14,966	63
* Kendle International Inc.	5,812	62
Maxygen Inc.	11,920	62
* Orthovita Inc.	28,775	61
* RTI Biologics Inc.	20,497	59
* Sciclone Pharmaceuticals Inc.	13,379	54
* Mediware Information Systems	4,296	53
* Osiris Therapeutics Inc.	7,222	52
Psychemedics Corp.	4,661	52
* Skilled Healthcare Group Inc.	3,154	45
* Hooper Holmes Inc.	59,289	44
* American Caresource Holdings Inc.	26,067	44
* Zalicus Inc.	17,826	43
* Synovis Life Technologies Inc.	2,184	42
* ARCA Biopharma Inc.	16,054	41
* Unilife Corp.	7,189	41
* Hemispherx Biopharma Inc.	85,879	40
* Theragenics Corp.	18,481	39
* Hi-Tech Pharmacal Co. Inc.	1,879	38
* AspenBio Pharma Inc.	42,136	36
* GenVec Inc.	87,650	35
* Stereotaxis Inc.	8,643	33
* Cel-Sci Corp.	51,767	33
* Santarus Inc.	9,544	33
* Discovery Laboratories Inc.	17,399	32
* Vanda Pharmaceuticals Inc.	4,408	32
* RadNet Inc.	8,952	31
* Infinity Pharmaceuticals Inc.	5,335	31
Medtox Scientific Inc.	1,858	31
* Transcend Services Inc.	1,266	30
* Chindex International Inc.	1,887	30
* TomoTherapy Inc.	6,521	30
* Idera Pharmaceuticals Inc.	10,479	28
* Keryx Biopharmaceuticals Inc.	5,115	26
* Vical Inc.	8,370	25
* Peregrine Pharmaceuticals Inc.	9,884	23
* CardioNet Inc.	4,570	22
* Repligen Corp.	5,756	22
* MAP Pharmaceuticals Inc.	1,543	21
* Obagi Medical Products Inc.	1,637	21
* ThermoGenesis Corp.	9,505	20
* Telik Inc.	21,985	20
* Hansen Medical Inc.	8,508	19
* Amicus Therapeutics Inc.	2,502	18
* StemCells Inc.	18,917	17
Young Innovations Inc.	421	13
* Orchid Cellmark Inc.	6,435	13
* EnteroMedics Inc.	4,462	12
* ADVENTRX Pharmaceuticals Inc.	5,620	12
* Entremed Inc.	2,162	11
* Acura Pharmaceuticals Inc.	3,165	10
* Cardica Inc.	2,775	10
* Strategic Diagnostics Inc.	3,761	8
* Capstone Therapeutics Corp.	15,292	7
* IVAX Diagnostics Inc.	10,306	7

* XOMA Ltd.	2,060	6
* CombiMatrix Corp.	2,351	5
* Arcadia Resources Inc.	38,500	5
* NovaMed Inc.	259	3
* RXi Pharmaceuticals Corp.	1,714	2
* Heska Corp.	291	2
Daxor Corp.	161	2
* Inhibitex Inc.	346	1
* Omeros Corp.	143	1
* OXiGENE Inc.	610	1
* OncoGenex Pharmaceutical Inc.	64	1
* Cardiovascular Systems Inc.	89	1
* EpiCept Corp.	1,326	1
* Solta Medical Inc.	287	1
* Synta Pharmaceuticals Corp.	180	1
* Dusa Pharmaceuticals Inc.	180	1
* MedQuist Holdings Inc.	84	1
* Synergetics USA Inc.	146	1
* Biospecifics Technologies Corp.	33	1
* Somaxon Pharmaceuticals Inc.	279	1
* Inovio Pharmaceuticals Inc.	648	1
* Oncothyreon Inc.	182	1
Utah Medical Products Inc.	24	1
* MELA Sciences Inc.	178	1
* ProPhase Labs Inc.	465	1
National Research Corp.	15	1
* Lannett Co. Inc.	84	1
* Cumberland Pharmaceuticals Inc.	75	—
* Nanosphere Inc.	116	—
* PURE Bioscience Inc.	236	—
* Repros Therapeutics Inc.	66	—
* TranS1 Inc.	84	—
* Sharps Compliance Corp.	72	—
* Apricus Biosciences Inc.	81	—
* Transcept Pharmaceuticals Inc.	40	—
* Vision-Sciences Inc.	140	—
* Sucampo Pharmaceuticals Inc. Class A	58	—
* Celsion Corp.	91	—
* Retractable Technologies Inc.	71	—
* Poniard Pharmaceuticals Inc.	268	—
* Bionovo Inc.	138	—
		1,813,633
Industrials (11.7%)
General Electric Co.	11,500,527	230,586
United Technologies Corp.	946,829	80,149
Caterpillar Inc.	685,077	76,283
3M Co.	733,004	68,536
United Parcel Service Inc. Class B	786,761	58,472
Boeing Co.	752,180	55,609
Union Pacific Corp.	532,224	52,334
Honeywell International Inc.	799,989	47,767
Emerson Electric Co.	812,372	47,467
Deere & Co.	457,494	44,327
CSX Corp.	403,854	31,743
Danaher Corp.	599,960	31,138
FedEx Corp.	322,587	30,178
Norfolk Southern Corp.	392,629	27,197

Lockheed Martin Corp.	330,774	26,594
General Dynamics Corp.	346,481	26,527
Illinois Tool Works Inc.	455,496	24,469
Tyco International Ltd.	528,920	23,680
Precision Castparts Corp.	154,058	22,674
Cummins Inc.	202,995	22,252
Raytheon Co.	393,857	20,036
Eaton Corp.	345,497	19,154
Northrop Grumman Corp.	299,702	18,794
PACCAR Inc.	354,671	18,567
Waste Management Inc.	488,443	18,238
Ingersoll-Rand plc	350,051	16,911
Parker Hannifin Corp.	174,111	16,485
Rockwell Automation Inc.	153,182	14,499
Fluor Corp.	193,138	14,227
CH Robinson Worldwide Inc.	179,346	13,295
Dover Corp.	201,780	13,265
Republic Services Inc. Class A	415,215	12,473
Goodrich Corp.	135,429	11,583
Expeditors International of Washington Inc.	229,387	11,501
Cooper Industries plc	176,021	11,424
ITT Corp.	188,409	11,314
Joy Global Inc.	111,522	11,019
Rockwell Collins Inc.	169,462	10,986
Southwest Airlines Co.	806,393	10,185
L-3 Communications Holdings Inc.	122,312	9,578
Fastenal Co.	143,197	9,283
Roper Industries Inc.	102,276	8,843
WW Grainger Inc.	63,315	8,717
* Delta Air Lines Inc.	851,514	8,345
Textron Inc.	296,684	8,126
* United Continental Holdings Inc.	343,516	7,897
* Stericycle Inc.	88,028	7,805
Flowserve Corp.	60,223	7,757
Bucyrus International Inc. Class A	83,052	7,595
AMETEK Inc.	172,741	7,578
Pall Corp.	124,298	7,161
* Jacobs Engineering Group Inc.	136,227	7,006
KBR Inc.	163,058	6,159
Iron Mountain Inc.	194,354	6,070
* Kansas City Southern	111,255	6,058
Pitney Bowes Inc.	219,490	5,639
Manpower Inc.	88,500	5,565
* AGCO Corp.	100,519	5,526
Masco Corp.	388,443	5,407
Equifax Inc.	133,850	5,200
* Quanta Services Inc.	227,837	5,110
* Foster Wheeler AG	133,567	5,025
* Navistar International Corp.	70,054	4,857
Donaldson Co. Inc.	78,345	4,802
Timken Co.	89,419	4,677
Robert Half International Inc.	151,545	4,637
JB Hunt Transport Services Inc.	100,197	4,551
Avery Dennison Corp.	106,222	4,457
Gardner Denver Inc.	56,611	4,417
* Owens Corning	121,437	4,371
* Terex Corp.	117,958	4,369
* Verisk Analytics Inc. Class A	132,650	4,346

Dun & Bradstreet Corp.	53,980	4,331
* WABCO Holdings Inc.	70,015	4,316
SPX Corp.	54,156	4,299
Cintas Corp.	141,725	4,290
* TransDigm Group Inc.	50,945	4,271
RR Donnelley & Sons Co.	223,690	4,232
* Babcock & Wilcox Co.	126,775	4,232
* Hertz Global Holdings Inc.	268,870	4,202
* URS Corp.	89,951	4,142
Hubbell Inc. Class B	57,282	4,069
Pentair Inc.	107,261	4,053
* IHS Inc. Class A	44,942	3,989
IDEX Corp.	88,286	3,854
Nordson Corp.	32,902	3,786
Snap-On Inc.	62,701	3,766
* BE Aerospace Inc.	105,700	3,756
Wabtec Corp.	52,188	3,540
Lincoln Electric Holdings Inc.	45,947	3,488
* Oshkosh Corp.	98,569	3,487
Kennametal Inc.	89,315	3,483
Waste Connections Inc.	119,627	3,444
* Thomas & Betts Corp.	55,859	3,322
MSC Industrial Direct Co. Class A	48,343	3,310
* Sensata Technologies Holding NV	94,867	3,295
* Shaw Group Inc.	92,294	3,268
* Kirby Corp.	55,360	3,172
Trinity Industries Inc.	86,070	3,156
Towers Watson & Co. Class A	56,709	3,145
Manitowoc Co. Inc.	143,074	3,130
Regal-Beloit Corp.	41,909	3,094
Harsco Corp.	87,506	3,088
* Spirit Aerosystems Holdings Inc. Class A	116,120	2,981
Graco Inc.	65,116	2,962
Carlisle Cos. Inc.	66,405	2,958
* Corrections Corp. of America	120,237	2,934
* WESCO International Inc.	46,025	2,877
* Aecom Technology Corp.	103,290	2,864
Ryder System Inc.	56,361	2,852
* Copart Inc.	64,639	2,801
Acuity Brands Inc.	46,762	2,735
* GrafTech International Ltd.	131,992	2,723
Crane Co.	53,841	2,608
Lennox International Inc.	49,276	2,591
* Nielsen Holdings NV	94,439	2,579
Alliant Techsystems Inc.	36,287	2,564
* Clean Harbors Inc.	25,885	2,554
* Alaska Air Group Inc.	40,083	2,542
CLARCOR Inc.	55,012	2,472
Landstar System Inc.	53,633	2,450
* Genesee & Wyoming Inc. Class A	42,039	2,447
* General Cable Corp.	56,467	2,445
Covanta Holding Corp.	142,315	2,431
Valmont Industries Inc.	22,942	2,394
* AMR Corp.	363,967	2,351
Con-way Inc.	59,497	2,338
* Esterline Technologies Corp.	32,739	2,315
Toro Co.	33,803	2,238
* EMCOR Group Inc.	72,178	2,235

UTi Worldwide Inc.	110,323	2,233
Woodward Inc.	63,980	2,211
* United Rentals Inc.	66,097	2,200
* EnerSys	54,689	2,174
Actuant Corp. Class A	74,051	2,147
* Polypore International Inc.	37,117	2,137
* Hexcel Corp.	106,058	2,088
* Huntington Ingalls Industries Inc.	49,950	2,073
Alexander & Baldwin Inc.	44,962	2,053
* Teledyne Technologies Inc.	39,637	2,050
Robbins & Myers Inc.	44,300	2,037
* Avis Budget Group Inc.	111,473	1,996
* Atlas Air Worldwide Holdings Inc.	28,278	1,972
* Moog Inc. Class A	42,806	1,965
GATX Corp.	50,639	1,958
* FTI Consulting Inc.	50,650	1,941
Belden Inc.	51,168	1,921
Watsco Inc.	27,416	1,911
Brady Corp. Class A	53,437	1,907
* Dollar Thrifty Automotive Group Inc.	28,033	1,871
AO Smith Corp.	41,912	1,858
Triumph Group Inc.	20,848	1,844
* Middleby Corp.	19,169	1,787
* Geo Group Inc.	69,692	1,787
United Stationers Inc.	25,094	1,783
Curtiss-Wright Corp.	50,536	1,776
* Chart Industries Inc.	31,368	1,726
* JetBlue Airways Corp.	270,755	1,698
Brink's Co.	50,905	1,685
* Meritor Inc.	97,908	1,662
* Tetra Tech Inc.	66,974	1,654
Herman Miller Inc.	58,844	1,618
* Old Dominion Freight Line Inc.	45,752	1,605
HNI Corp.	48,947	1,545
* Ceradyne Inc.	34,033	1,534
* US Airways Group Inc.	175,073	1,525
* Acacia Research - Acacia Technologies	44,499	1,523
Corporate Executive Board Co.	37,342	1,508
Mueller Industries Inc.	41,096	1,505
Deluxe Corp.	55,835	1,482
Rollins Inc.	72,402	1,470
* HUB Group Inc. Class A	39,701	1,437
Kaydon Corp.	36,549	1,432
* II-VI Inc.	28,748	1,430
Applied Industrial Technologies Inc.	41,696	1,387
Mine Safety Appliances Co.	37,637	1,380
Barnes Group Inc.	65,805	1,374
Werner Enterprises Inc.	51,648	1,367
* Macquarie Infrastructure Co. LLC	57,219	1,365
* CoStar Group Inc.	21,546	1,351
* USG Corp.	79,153	1,319
Knight Transportation Inc.	68,453	1,318
* MasTec Inc.	62,697	1,304
* American Superconductor Corp.	52,370	1,302
Franklin Electric Co. Inc.	28,084	1,297
Interface Inc. Class A	69,820	1,291
Simpson Manufacturing Co. Inc.	43,224	1,273
Briggs & Stratton Corp.	55,192	1,250

Knoll Inc.	59,560	1,248
Watts Water Technologies Inc. Class A	32,649	1,247
ABM Industries Inc.	48,274	1,226
Raven Industries Inc.	19,772	1,214
Healthcare Services Group Inc.	68,449	1,203
HEICO Corp. Class A	26,744	1,203
CIRCOR International Inc.	25,393	1,194
* Advisory Board Co.	22,847	1,177
* AAR Corp.	41,650	1,155
* Orbital Sciences Corp.	60,321	1,141
* Ladish Co. Inc.	20,617	1,127
Granite Construction Inc.	39,762	1,117
* Insituform Technologies Inc. Class A	41,391	1,107
* Mobile Mini Inc.	45,534	1,094
* Korn/Ferry International	49,103	1,094
Albany International Corp.	43,878	1,093
ESCO Technologies Inc.	28,072	1,071
Insperity Inc.	35,112	1,067
Skywest Inc.	63,010	1,066
American Science & Engineering Inc.	11,399	1,053
* DigitalGlobe Inc.	37,476	1,050
* AirTran Holdings Inc.	136,992	1,021
Armstrong World Industries Inc.	21,766	1,007
Heartland Express Inc.	57,203	1,004
* GeoEye Inc.	24,054	1,000
* Altra Holdings Inc.	42,195	997
* Blount International Inc.	61,476	982
* Beacon Roofing Supply Inc.	47,822	979
* Astec Industries Inc.	26,145	975
Aircastle Ltd.	80,058	966
* Greenbrier Cos. Inc.	33,965	964
Cubic Corp.	16,638	957
* Consolidated Graphics Inc.	17,275	944
Kaman Corp.	26,305	926
* ACCO Brands Corp.	95,329	909
Mueller Water Products Inc. Class A	202,366	907
* Dycom Industries Inc.	52,231	906
* Layne Christensen Co.	26,210	904
* Colfax Corp.	39,350	903
Comfort Systems USA Inc.	63,688	896
Forward Air Corp.	29,148	893
AZZ Inc.	19,151	873
Resources Connection Inc.	43,717	848
* SYKES Enterprises Inc.	42,720	845
* RSC Holdings Inc.	56,071	806
* 3D Systems Corp.	15,897	772
Titan International Inc.	28,751	765
* Amerco Inc.	7,872	764
Badger Meter Inc.	18,268	753
* American Reprographics Co.	72,632	752
* Air Transport Services Group Inc.	88,026	744
Dynamic Materials Corp.	26,581	743
Arkansas Best Corp.	28,473	738
AAON Inc.	22,394	737
* Interline Brands Inc.	35,850	731
Lindsay Corp.	9,114	720
Cascade Corp.	15,900	709
TAL International Group Inc.	19,070	692

	Allegiant Travel Co. Class A	15,633	685
	Steelcase Inc. Class A	57,799	658
*	RBC Bearings Inc.	17,196	657
	Quanex Building Products Corp.	33,468	657
*	Celadon Group Inc.	40,163	652
*	Sauer-Danfoss Inc.	12,732	648
	Marten Transport Ltd.	29,019	647
	G&K Services Inc. Class A	19,451	647
*	Powell Industries Inc.	16,348	645
	Universal Forest Products Inc.	17,553	643
*	Griffon Corp.	47,956	630
	Seaboard Corp.	260	627
*	American Railcar Industries Inc.	25,052	625
	Standex International Corp.	16,367	620
*	H&E Equipment Services Inc.	31,673	618
	EnergySolutions Inc.	100,730	600
	Tutor Perini Corp.	24,622	600
*	Trex Co. Inc.	18,041	589
*	Rush Enterprises Inc. Class A	29,508	584
*	Active Power Inc.	198,020	584
*	NN Inc.	31,908	583
	Ameron International Corp.	8,324	581
	Ampco-Pittsburgh Corp.	20,817	574
*	Huron Consulting Group Inc.	20,624	571
*	CBIZ Inc.	78,945	569
*	On Assignment Inc.	59,735	565
*	Wabash National Corp.	47,925	555
*	Commercial Vehicle Group Inc.	30,810	550
	Unifirst Corp.	10,195	540
*	EnPro Industries Inc.	14,495	526
*	TrueBlue Inc.	31,272	525
	US Ecology Inc.	29,370	512
	Apogee Enterprises Inc.	38,428	507
	Alamo Group Inc.	18,339	503
	Gorman-Rupp Co.	12,773	503
*	Navigant Consulting Inc.	49,330	493
*	SFN Group Inc.	34,826	491
	Ducommun Inc.	20,491	490
*	Cenveo Inc.	74,772	488
	Tredegar Corp.	22,502	486
*	Kforce Inc.	26,474	484
*	APAC Customer Services Inc.	79,771	479
	NACCO Industries Inc. Class A	4,321	478
*	GenCorp Inc.	79,083	473
*	Exponent Inc.	10,581	472
	Tennant Co.	11,122	468
	Aceto Corp.	58,070	463
*,^ EnerNOC Inc.		23,744	454
	CDI Corp.	30,642	453
	Houston Wire & Cable Co.	29,404	430
*	Franklin Covey Co.	48,573	421
*	Aerovironment Inc.	11,860	415
	National Presto Industries Inc.	3,598	405
	Barrett Business Services Inc.	24,944	401
*	Kelly Services Inc. Class A	18,282	397
	Heidrick & Struggles International Inc.	14,055	391
	Ennis Inc.	22,932	391
*	Furmanite Corp.	48,522	388

*	CRA International Inc.	13,317	384
	McGrath Rentcorp	14,026	382
	Miller Industries Inc.	23,241	377
*	Flow International Corp.	83,763	368
	American Woodmark Corp.	17,499	365
*	Michael Baker Corp.	12,357	359
*	Capstone Turbine Corp.	195,632	354
*	GP Strategies Corp.	26,031	354
*	Casella Waste Systems Inc. Class A	48,674	349
*	Genco Shipping & Trading Ltd.	32,382	349
*	Fushi Copperweld Inc.	43,235	347
	Graham Corp.	14,473	346
	LB Foster Co. Class A	7,994	345
	International Shipholding Corp.	13,646	340
*	M&F Worldwide Corp.	13,196	331
	Intersections Inc.	26,072	323
	Encore Wire Corp.	13,072	318
*,^ A123 Systems Inc.		49,663	315
	Sun Hydraulics Corp.	7,154	308
	Hardinge Inc.	22,370	306
*	Park-Ohio Holdings Corp.	14,762	305
*	Pacer International Inc.	56,957	300
	John Bean Technologies Corp.	15,538	299
*,^ China BAK Battery Inc.		164,947	299
*	Covenant Transportation Group Inc. Class A	31,968	296
*	Builders FirstSource Inc.	103,565	294
	Great Lakes Dredge & Dock Corp.	37,903	289
*	Columbus McKinnon Corp.	15,502	286
*	Northwest Pipe Co.	12,259	281
*	Kratos Defense & Security Solutions Inc.	19,724	281
	Federal Signal Corp.	41,442	270
*	United Capital Corp.	9,394	266
*	Advanced Battery Technologies Inc.	135,831	264
*	Hawaiian Holdings Inc.	42,623	256
	Viad Corp.	10,490	251
*	Harbin Electric Inc.	12,076	250
*	Force Protection Inc.	50,643	248
*	FuelCell Energy Inc.	114,741	246
*	Generac Holdings Inc.	11,996	243
*	Gibraltar Industries Inc.	20,075	240
*	PAM Transportation Services Inc.	19,594	238
	Courier Corp.	17,041	238
*	Higher One Holdings Inc.	16,363	236
*	Team Inc.	8,998	236
*	DXP Enterprises Inc.	10,115	233
*	Lydall Inc.	26,021	231
*	MYR Group Inc.	9,616	230
*	PowerSecure International Inc.	26,134	225
*	Republic Airways Holdings Inc.	34,721	223
*	Orion Marine Group Inc.	20,535	221
*	Kadant Inc.	8,389	220
*	Quality Distribution Inc.	18,214	216
*	Dolan Co.	17,352	211
*	KAR Auction Services Inc.	13,732	211
	Insteel Industries Inc.	14,324	203
*	BlueLinx Holdings Inc.	54,330	201
*	Broadwind Energy Inc.	139,929	183
*	Astronics Corp.	7,225	182

*	Taser International Inc.	44,260	180
*	LaBarge Inc.	10,082	178
	Lawson Products Inc.	7,537	174
	Multi-Color Corp.	8,584	173
*	Pinnacle Airlines Corp.	29,941	172
	Vicor Corp.	10,365	171
*	Hudson Highland Group Inc.	26,174	170
	LSI Industries Inc.	23,349	169
*	Eagle Bulk Shipping Inc.	44,992	167
*	Fuel Tech Inc.	18,626	166
*	School Specialty Inc.	10,487	150
*	ICF International Inc.	7,246	149
*	RailAmerica Inc.	8,383	143
*	Hurco Cos. Inc.	4,445	136
	Met-Pro Corp.	11,280	134
	HEICO Corp.	2,028	127
*	Odyssey Marine Exploration Inc.	40,732	125
*	China Fire & Security Group Inc.	20,261	125
*	Metalico Inc.	19,816	123
*	Sterling Construction Co. Inc.	7,217	122
*	FreightCar America Inc.	3,730	121
*,^ Altair Nanotechnologies Inc.		76,052	120
	Kimball International Inc. Class B	16,615	116
	LS Starrett Co. Class A	8,173	115
*	Satcon Technology Corp.	29,171	113
*	CAI International Inc.	4,266	110
*	Pike Electric Corp.	11,397	109
*	Titan Machinery Inc.	4,199	106
	Preformed Line Products Co.	1,518	105
*	Trimas Corp.	4,844	104
*	Innovative Solutions & Support Inc.	17,518	102
*	Saia Inc.	6,233	102
*	LMI Aerospace Inc.	4,926	100
*	Ceco Environmental Corp.	16,790	99
*	Innovaro Inc.	35,674	99
*	NCI Building Systems Inc.	7,783	99
*	Amrep Corp.	9,979	98
*	Magnetek Inc.	44,194	97
	Eastern Co.	4,797	92
*	Standard Parking Corp.	4,938	88
*	UQM Technologies Inc.	29,271	87
*	Frozen Food Express Industries	24,502	85
*	Plug Power Inc.	110,271	84
*	Innerworkings Inc.	11,298	83
*	Willis Lease Finance Corp.	6,194	78
	Schawk Inc. Class A	4,014	78
*	Ener1 Inc.	26,047	77
*	Valence Technology Inc.	47,866	75
*	Ascent Solar Technologies Inc.	25,279	73
*	PMFG Inc.	3,188	68
*	WCA Waste Corp.	11,241	67
*	Tecumseh Products Co. Class A	6,671	67
*	TBS International plc Class A	28,797	56
*	Sypris Solutions Inc.	12,458	54
*	Ultralife Corp.	9,678	49
*	USA Truck Inc.	3,758	49
*	Innotrac Corp.	28,467	44
*	Ocean Power Technologies Inc.	7,673	42

*	Hill International Inc.	7,987	42
*	TRC Cos. Inc.	7,756	37
*	Applied Energetics Inc.	53,683	35
*	Energy Recovery Inc.	11,020	35
	Horizon Lines Inc. Class A	39,908	34
*,^ YRC Worldwide Inc.		18,767	33
*	Arotech Corp.	23,576	33
*,^ Akeena Solar Inc.		69,183	33
*	Document Security Systems Inc.	7,494	31
*	Perma-Fix Environmental Services	19,051	29
*,^ Hoku Corp.		13,616	27
*,^ Beacon Power Corp.		12,270	24
*	Lihua International Inc.	2,619	23
*	Argan Inc.	2,655	23
	Twin Disc Inc.	662	21
	Standard Register Co.	5,754	19
*	Orion Energy Systems Inc.	4,439	18
	Superior Uniform Group Inc.	1,534	18
	Virco Manufacturing	5,176	17
*	AT Cross Co. Class A	1,573	17
*	China CGame Inc.	12,405	16
*	SmartHeat Inc.	5,282	15
*	Duoyuan Printing Inc.	9,757	11
*	Omega Flex Inc.	626	8
*	Rush Enterprises Inc. Class B	455	8
*	Heritage-Crystal Clean Inc.	553	8
*	US Home Systems Inc.	1,799	8
*	Key Technology Inc.	359	7
*	Sparton Corp.	700	5
*	Wuhan General Group China Inc.	2,400	3
*	Xerium Technologies Inc.	89	2
*	Universal Truckload Services Inc.	104	2
*	Mistras Group Inc.	89	2
*	LECG Corp.	6,734	1
*	Roadrunner Transportation Systems Inc.	89	1
	Douglas Dynamics Inc.	87	1
	Baltic Trading Ltd.	124	1
*	Patriot Transportation Holding Inc.	42	1
*	Integrated Electrical Services Inc.	308	1
	VSE Corp.	31	1
*	Internet Media Services Inc.	3,050	1
*	China Valves Technology Inc.	163	1
*	SL Industries Inc.	28	1
*	Lime Energy Co.	96	—
*	PGT Inc.	159	—
			1,902,831
Information Technology (18.2%)
*	Apple Inc.	990,124	345,009
	International Business Machines Corp.	1,340,952	218,669
	Microsoft Corp.	8,311,191	210,772
*	Google Inc. Class A	268,120	157,175
	Oracle Corp.	4,340,936	144,857
	Intel Corp.	6,020,838	121,440
	Cisco Systems Inc.	5,982,716	102,604
	Hewlett-Packard Co.	2,447,681	100,281
	QUALCOMM Inc.	1,746,122	95,740
*	EMC Corp.	2,223,944	59,046

	Texas Instruments Inc.	1,267,322	43,799
	Visa Inc. Class A	536,005	39,461
*	eBay Inc.	1,266,508	39,312
	Accenture plc Class A	684,191	37,610
	Corning Inc.	1,686,942	34,802
	Mastercard Inc. Class A	119,030	29,962
*	Dell Inc.	1,889,117	27,411
	Automatic Data Processing Inc.	532,926	27,344
*	Cognizant Technology Solutions Corp. Class A	327,892	26,690
*	Juniper Networks Inc.	565,341	23,790
	Applied Materials Inc.	1,443,773	22,552
*	Yahoo! Inc.	1,338,200	22,281
	Broadcom Corp. Class A	493,302	19,426
*	NetApp Inc.	385,848	18,590
*	Adobe Systems Inc.	549,738	18,229
*	Salesforce.com Inc.	127,756	17,066
*	Intuit Inc.	320,963	17,043
	TE Connectivity Ltd.	479,384	16,692
	Xerox Corp.	1,499,008	15,964
*	Symantec Corp.	838,791	15,551
*	Motorola Solutions Inc.	344,480	15,395
*	Citrix Systems Inc.	202,653	14,887
	Altera Corp.	337,734	14,867
	Western Union Co.	708,694	14,720
	Analog Devices Inc.	322,645	12,706
*	SanDisk Corp.	253,108	11,666
*	NVIDIA Corp.	620,303	11,451
*	Micron Technology Inc.	967,711	11,090
	Paychex Inc.	351,313	11,017
*	Autodesk Inc.	245,362	10,823
	CA Inc.	441,769	10,682
	Amphenol Corp. Class A	188,388	10,246
*	Fiserv Inc.	160,663	10,077
*,^ First Solar Inc.		60,080	9,663
*	BMC Software Inc.	191,708	9,536
*	Red Hat Inc.	205,633	9,334
*	Marvell Technology Group Ltd.	597,469	9,291
*	Western Digital Corp.	248,025	9,249
	Xilinx Inc.	279,935	9,182
*	Teradata Corp.	180,737	9,163
	Fidelity National Information Services Inc.	276,118	9,026
*	F5 Networks Inc.	87,439	8,969
	KLA-Tencor Corp.	180,306	8,541
	Maxim Integrated Products Inc.	320,751	8,211
	Linear Technology Corp.	243,284	8,182
	Computer Sciences Corp.	166,739	8,125
	Microchip Technology Inc.	201,633	7,664
*	Lam Research Corp.	132,688	7,518
*	Akamai Technologies Inc.	196,781	7,478
*	Seagate Technology plc	510,294	7,348
*	Motorola Mobility Holdings Inc.	299,093	7,298
*	Electronic Arts Inc.	358,148	6,995
	Harris Corp.	138,557	6,872
*	Atmel Corp.	495,203	6,750
	VeriSign Inc.	185,640	6,722
*	Trimble Navigation Ltd.	129,615	6,551
*	VMware Inc. Class A	80,260	6,544
*	Rovi Corp.	120,916	6,487

Activision Blizzard Inc.	588,145	6,452
* Skyworks Solutions Inc.	198,756	6,444
* Flextronics International Ltd.	827,001	6,178
Avago Technologies Ltd.	198,317	6,168
FLIR Systems Inc.	171,376	5,931
* Riverbed Technology Inc.	150,705	5,674
* Avnet Inc.	163,998	5,591
* SAIC Inc.	320,862	5,429
* Advanced Micro Devices Inc.	625,469	5,379
* ANSYS Inc.	98,193	5,321
* Informatica Corp.	101,752	5,314
* Arrow Electronics Inc.	125,533	5,257
* VeriFone Systems Inc.	94,252	5,179
* Cree Inc.	111,178	5,132
* Nuance Communications Inc.	257,422	5,035
* JDS Uniphase Corp.	241,563	5,034
Factset Research Systems Inc.	47,815	5,008
* TIBCO Software Inc.	181,027	4,933
* Alliance Data Systems Corp.	56,094	4,818
* Polycom Inc.	92,551	4,799
* ON Semiconductor Corp.	470,100	4,640
* LSI Corp.	669,337	4,551
* Equinix Inc.	49,865	4,543
* Synopsys Inc.	161,345	4,461
* Rackspace Hosting Inc.	102,548	4,394
Jabil Circuit Inc.	212,600	4,343
* MICROS Systems Inc.	87,296	4,315
Global Payments Inc.	86,625	4,238
* Varian Semiconductor Equipment Associates Inc.	80,482	3,917
* Gartner Inc.	93,742	3,906
Solera Holdings Inc.	75,886	3,878
National Semiconductor Corp.	259,863	3,726
* Novellus Systems Inc.	97,277	3,612
* Ingram Micro Inc.	169,176	3,558
* Teradyne Inc.	195,799	3,487
* Ariba Inc.	101,951	3,481
* Atheros Communications Inc.	77,778	3,473
* Cypress Semiconductor Corp.	171,409	3,322
* NCR Corp.	172,811	3,256
Total System Services Inc.	179,659	3,237
* WebMD Health Corp.	60,307	3,222
* MEMC Electronic Materials Inc.	246,350	3,193
Lender Processing Services Inc.	98,483	3,170
* Lexmark International Inc. Class A	85,342	3,161
National Instruments Corp.	95,875	3,142
Broadridge Financial Solutions Inc.	135,772	3,081
* Brocade Communications Systems Inc.	492,446	3,029
Jack Henry & Associates Inc.	88,392	2,996
* Sohu.com Inc.	33,003	2,949
* IAC/InterActiveCorp	94,727	2,926
* Vishay Intertechnology Inc.	164,192	2,913
* Parametric Technology Corp.	128,252	2,884
* Aruba Networks Inc.	85,039	2,878
* Cadence Design Systems Inc.	289,980	2,827
* Dolby Laboratories Inc. Class A	57,252	2,817
* Compuware Corp.	237,723	2,746
* Concur Technologies Inc.	48,350	2,681
Molex Inc. Class A	128,008	2,648

*	Ciena Corp.	101,726	2,641
	ADTRAN Inc.	61,949	2,630
*	Netlogic Microsystems Inc.	62,517	2,627
*	Tech Data Corp.	50,734	2,580
	Diebold Inc.	71,694	2,542
*	International Rectifier Corp.	75,711	2,503
*	VistaPrint NV	47,734	2,477
*	Itron Inc.	43,818	2,473
*	Fairchild Semiconductor International Inc. Class A	135,302	2,462
*	Acme Packet Inc.	34,283	2,433
*	Zebra Technologies Corp.	61,607	2,417
*	Rambus Inc.	121,437	2,404
*	Universal Display Corp.	43,371	2,387
	MercadoLibre Inc.	28,564	2,332
	InterDigital Inc.	48,438	2,311
*	Novell Inc.	383,405	2,274
*	AOL Inc.	115,652	2,259
*	TriQuint Semiconductor Inc.	172,331	2,225
*,^ Veeco Instruments Inc.		43,580	2,216
	Anixter International Inc.	31,550	2,205
	DST Systems Inc.	40,496	2,139
*	Monster Worldwide Inc.	133,857	2,128
*	Omnivision Technologies Inc.	59,766	2,123
*	QLogic Corp.	114,248	2,119
*	SuccessFactors Inc.	53,773	2,102
*	Progress Software Corp.	70,673	2,056
*	Wright Express Corp.	39,577	2,052
*	NeuStar Inc. Class A	79,960	2,045
*	CACI International Inc. Class A	33,151	2,033
	Tellabs Inc.	379,316	1,988
*	Silicon Laboratories Inc.	45,278	1,956
*	Fortinet Inc.	44,156	1,943
	Plantronics Inc.	52,115	1,908
*	GSI Commerce Inc.	65,042	1,904
*	Convergys Corp.	132,553	1,903
*	PMC - Sierra Inc.	250,928	1,882
*	Microsemi Corp.	90,768	1,880
*	Finisar Corp.	75,813	1,865
*	RF Micro Devices Inc.	285,127	1,828
*	Lawson Software Inc.	150,261	1,818
*	CommVault Systems Inc.	44,514	1,775
*	CoreLogic Inc.	95,936	1,775
*	Cavium Networks Inc.	39,116	1,757
	MKS Instruments Inc.	52,461	1,747
*	Mentor Graphics Corp.	119,109	1,743
*	Arris Group Inc.	135,488	1,726
*	Cymer Inc.	30,342	1,717
*	Hittite Microwave Corp.	26,898	1,715
*	Quest Software Inc.	67,555	1,715
*	Semtech Corp.	68,225	1,707
	Intersil Corp. Class A	135,632	1,689
*	IPG Photonics Corp.	28,051	1,618
*	Digital River Inc.	43,069	1,612
*	OpenTable Inc.	15,082	1,604
*	Viasat Inc.	40,079	1,597
*	Genpact Ltd.	108,934	1,577
*	Coherent Inc.	26,832	1,559
*	Ultimate Software Group Inc.	26,329	1,547

* Plexus Corp.	44,049	1,544
* MicroStrategy Inc. Class A	11,481	1,544
MAXIMUS Inc.	18,871	1,532
* Cirrus Logic Inc.	71,888	1,512
* ACI Worldwide Inc.	45,852	1,504
* SAVVIS Inc.	39,847	1,478
* j2 Global Communications Inc.	49,462	1,460
* Unisys Corp.	46,231	1,443
* Aspen Technology Inc.	95,854	1,437
* Take-Two Interactive Software Inc.	92,156	1,416
* FEI Co.	41,912	1,413
* Constant Contact Inc.	40,463	1,412
* Taleo Corp. Class A	39,454	1,407
* EchoStar Corp. Class A	36,523	1,382
* SRA International Inc. Class A	48,546	1,377
Littelfuse Inc.	24,078	1,375
* Sapient Corp.	119,488	1,368
Fair Isaac Corp.	43,158	1,364
* JDA Software Group Inc.	45,038	1,363
* Blue Coat Systems Inc.	47,515	1,338
* Diodes Inc.	38,407	1,308
* Cabot Microelectronics Corp.	25,031	1,308
Blackbaud Inc.	47,867	1,304
* Blackboard Inc.	35,637	1,291
* Brooks Automation Inc.	94,036	1,291
* Spansion Inc. Class A	69,115	1,290
* Netgear Inc.	39,447	1,280
* ValueClick Inc.	87,727	1,269
* Benchmark Electronics Inc.	66,870	1,268
* Entegris Inc.	144,112	1,264
* AsiaInfo-Linkage Inc.	57,379	1,242
Syntel Inc.	23,566	1,231
* Integrated Device Technology Inc.	165,827	1,222
* Rofin-Sinar Technologies Inc.	30,572	1,208
* Advent Software Inc.	41,631	1,194
* Acxiom Corp.	82,759	1,188
Power Integrations Inc.	30,532	1,170
* Euronet Worldwide Inc.	59,448	1,149
* DTS Inc.	24,513	1,143
* Amkor Technology Inc.	167,346	1,128
Cognex Corp.	39,822	1,125
* Checkpoint Systems Inc.	49,763	1,119
* BroadSoft Inc.	23,387	1,115
* TiVo Inc.	126,157	1,105
* Bottomline Technologies Inc.	43,872	1,103
* Avid Technology Inc.	49,307	1,100
* Websense Inc.	47,619	1,094
* Netscout Systems Inc.	39,970	1,092
* Harmonic Inc.	115,781	1,086
* Scansource Inc.	28,381	1,078
* SunPower Corp. Class A	62,241	1,067
* Manhattan Associates Inc.	32,499	1,063
* FARO Technologies Inc.	26,540	1,062
* L-1 Identity Solutions Inc.	89,437	1,054
* DG FastChannel Inc.	32,079	1,034
* Tyler Technologies Inc.	43,468	1,031
* Synaptics Inc.	37,421	1,011
* Ebix Inc.	41,838	989

*	Ceva Inc.	37,016	989
*	Mantech International Corp. Class A	23,285	987
*	CSG Systems International Inc.	49,376	985
	Black Box Corp.	27,999	984
*	Advanced Energy Industries Inc.	59,567	974
*	Sanmina-SCI Corp.	86,857	974
*	DealerTrack Holdings Inc.	42,353	972
*	Epicor Software Corp.	87,834	972
*	Hypercom Corp.	80,716	971
	NIC Inc.	77,780	969
*	Ancestry.com Inc.	27,337	969
*	Tessera Technologies Inc.	53,070	969
*	Brightpoint Inc.	89,143	966
	Forrester Research Inc.	24,820	950
	Earthlink Inc.	121,250	949
*	Ciber Inc.	141,179	946
*	Applied Micro Circuits Corp.	90,998	945
*	Emulex Corp.	88,314	942
*,^ Power-One Inc.		103,989	910
*	Interactive Intelligence Inc.	23,343	904
*	Dice Holdings Inc.	58,647	886
*	Electro Scientific Industries Inc.	51,024	886
*	Insight Enterprises Inc.	51,946	885
*	GT Solar International Inc.	82,515	880
*	Kulicke & Soffa Industries Inc.	92,618	866
	Pegasystems Inc.	22,771	864
*	Sonus Networks Inc.	226,395	851
*	Terremark Worldwide Inc.	44,230	840
	Comtech Telecommunications Corp.	30,837	838
*	Verigy Ltd.	58,742	828
*	Lattice Semiconductor Corp.	139,047	820
*	Infinera Corp.	95,551	802
*	Loral Space & Communications Inc.	10,262	796
*	SYNNEX Corp.	24,126	790
	EPIQ Systems Inc.	53,789	772
*	TTM Technologies Inc.	42,265	768
	Methode Electronics Inc.	63,224	764
*	STEC Inc.	37,910	762
	MTS Systems Corp.	16,670	759
*	Rogers Corp.	16,781	756
*	SunPower Corp. Class B	44,367	740
*	Knot Inc.	61,119	736
*	ATMI Inc.	38,481	726
	CTS Corp.	66,532	719
*	Oclaro Inc.	60,484	696
*	TeleTech Holdings Inc.	35,594	690
*	Stratasys Inc.	14,493	681
*	LoopNet Inc.	48,048	680
*	comScore Inc.	22,858	675
	Daktronics Inc.	61,930	666
	Cohu Inc.	43,314	665
*	Limelight Networks Inc.	91,897	658
*	Sourcefire Inc.	23,859	656
*	Anaren Inc.	32,187	647
*	Tekelec	77,253	627
*	Axcelis Technologies Inc.	235,913	625
	AVX Corp.	41,801	623
*	Synchronoss Technologies Inc.	17,841	620

*	LTX-Credence Corp.	66,950	611
*	Electronics for Imaging Inc.	41,343	608
*	Aviat Networks Inc.	115,830	599
	iGate Corp.	31,816	597
*	Radiant Systems Inc.	33,692	596
*	FormFactor Inc.	57,380	591
*	Callidus Software Inc.	85,391	587
	Park Electrochemical Corp.	18,095	584
*	NetSuite Inc.	19,620	571
*	RightNow Technologies Inc.	18,061	565
	Heartland Payment Systems Inc.	32,248	565
*	Echelon Corp.	55,576	563
*	Silicon Graphics International Corp.	26,043	557
*	Imation Corp.	49,734	554
	Keynote Systems Inc.	29,680	551
*	Computer Task Group Inc.	40,531	539
*	Kenexa Corp.	19,468	537
	DDi Corp.	50,676	536
*,^ Emcore Corp.		207,296	535
*	IXYS Corp.	39,627	532
*	Anadigics Inc.	118,777	532
*	Multi-Fineline Electronix Inc.	18,797	530
	Molex Inc.	21,054	529
*	Liquidity Services Inc.	29,421	525
*	Intermec Inc.	48,600	524
*	Mercury Computer Systems Inc.	23,947	507
*	Actuate Corp.	96,696	503
	Micrel Inc.	36,685	494
*	Integrated Silicon Solution Inc.	52,580	487
*	KVH Industries Inc.	32,125	486
	Sycamore Networks Inc.	19,842	485
*	Agilysys Inc.	84,072	483
*	LogMeIn Inc.	11,304	477
	United Online Inc.	74,744	471
*	SolarWinds Inc.	19,807	465
	Electro Rent Corp.	26,927	463
*	Accelrys Inc.	57,394	459
*	Entropic Communications Inc.	54,314	459
*	RealNetworks Inc.	122,871	457
*	Silicon Image Inc.	50,243	451
*	Gerber Scientific Inc.	46,643	437
*	Digi International Inc.	41,185	435
*	Oplink Communications Inc.	21,857	426
*	Kopin Corp.	92,661	425
*	Cardtronics Inc.	20,649	420
	Opnet Technologies Inc.	10,770	420
*	Extreme Networks	119,643	419
*	Cogo Group Inc.	51,684	417
*	Volterra Semiconductor Corp.	16,426	408
*	Monolithic Power Systems Inc.	28,346	402
*	Cray Inc.	61,844	399
	ModusLink Global Solutions Inc.	72,601	396
*	Verint Systems Inc.	10,978	393
*	OSI Systems Inc.	10,464	393
*	Advanced Analogic Technologies Inc.	103,501	391
*	Measurement Specialties Inc.	11,482	391
*	Newport Corp.	21,806	389
*	Quantum Corp.	153,668	387

*	Sigma Designs Inc.	29,530	382
*	LivePerson Inc.	30,153	381
*	Zoran Corp.	36,463	379
*	Internap Network Services Corp.	57,482	378
*	Ultratech Inc.	12,784	376
*	Immersion Corp.	45,640	349
	Bel Fuse Inc. Class B	15,756	347
*	Globecomm Systems Inc.	27,835	343
*	Ixia	21,580	343
*	ExlService Holdings Inc.	15,968	338
*	Openwave Systems Inc.	156,766	335
*	Infospace Inc.	38,682	335
*	Hackett Group Inc.	87,226	335
*	Standard Microsystems Corp.	13,578	335
	VirnetX Holding Corp.	16,801	334
*	FalconStor Software Inc.	72,693	331
*	Net 1 UEPS Technologies Inc.	38,239	329
*	MIPS Technologies Inc. Class A	31,340	329
*	NVE Corp.	5,810	327
*	DSP Group Inc.	41,725	321
*	EMS Technologies Inc.	16,139	317
*	MoneyGram International Inc.	89,214	306
	American Software Inc. Class A	41,126	303
*	Integral Systems Inc.	24,413	297
*	DemandTec Inc.	22,378	294
*	THQ Inc.	64,284	293
*	Smith Micro Software Inc.	31,088	291
*	QuinStreet Inc.	12,722	289
*	Conexant Systems Inc.	120,993	288
*,^ Rubicon Technology Inc.		10,337	286
*	Powerwave Technologies Inc.	62,517	282
*	CalAmp Corp.	82,181	275
*	FSI International Inc.	62,493	274
*	TNS Inc.	17,220	268
	Cass Information Systems Inc.	6,697	263
*,^ China Security & Surveillance Technology Inc.		56,659	262
*	Perficient Inc.	21,457	258
*	Dot Hill Systems Corp.	90,553	256
*	Intevac Inc.	20,584	256
*	Novatel Wireless Inc.	46,467	254
*	Exar Corp.	41,669	251
*	Mindspeed Technologies Inc.	29,552	250
*	SS&C Technologies Holdings Inc.	12,007	245
*	Lionbridge Technologies Inc.	71,444	245
*	Comverge Inc.	52,313	244
*,^ Energy Conversion Devices Inc.		107,333	243
	Renaissance Learning Inc.	19,707	232
*	LRAD Corp.	82,645	231
*	KIT Digital Inc.	19,114	230
*	Move Inc.	94,525	226
	Marchex Inc. Class B	28,509	224
*	Vocus Inc.	8,673	224
*	Nanometrics Inc.	12,285	222
*	Saba Software Inc.	22,572	221
	Stamps.com Inc.	16,292	217
*	VASCO Data Security International Inc.	15,726	216
*	Magma Design Automation Inc.	31,502	215
*	Vishay Precision Group Inc.	13,007	204

*	AXT Inc.	25,930	186
*	Kemet Corp.	12,460	185
*	Dynamics Research Corp.	11,226	184
*	Calix Inc.	9,031	183
*	Fabrinet	9,075	183
*	BigBand Networks Inc.	70,042	179
*	S1 Corp.	26,711	178
*	Maxwell Technologies Inc.	10,166	176
*	Photronics Inc.	19,157	172
*	Super Micro Computer Inc.	10,488	168
*	Spectrum Control Inc.	8,412	166
*	Aware Inc.	44,194	159
*	Zygo Corp.	10,858	159
	Pulse Electronics Corp.	26,190	158
*	Autobytel Inc.	109,622	158
	Imergent Inc.	23,286	156
*	Supertex Inc.	6,899	154
*	support.com Inc.	29,004	151
*	PC-Tel Inc.	19,415	149
*	AuthenTec Inc.	46,445	149
*	Edgewater Technology Inc.	46,266	148
*	LoJack Corp.	30,922	145
*	ShoreTel Inc.	17,576	145
*	SMART Modular Technologies WWH Inc.	17,653	137
*	Network Equipment Technologies Inc.	35,089	132
*	Virtusa Corp.	6,908	129
*	Web.com Group Inc.	8,761	128
*	Cyberoptics Corp.	14,065	122
*	Concurrent Computer Corp.	18,782	119
*	Cinedigm Digital Cinema Corp. Class A	66,352	119
*	Global Cash Access Holdings Inc.	35,662	117
*	Seachange International Inc.	12,187	116
*	Rudolph Technologies Inc.	10,158	111
*	Reis Inc.	13,713	108
	Ipass Inc.	67,267	105
*	Radisys Corp.	11,913	103
*,^ Wave Systems Corp. Class A		32,831	103
*	Hutchinson Technology Inc.	36,408	103
*	PROS Holdings Inc.	6,945	101
*	QuickLogic Corp.	20,604	101
*	BTU International Inc.	9,100	100
*	Bsquare Corp.	13,941	100
	Evolving Systems Inc.	13,428	97
*	UTStarcom Inc.	40,330	95
*	TeleCommunication Systems Inc. Class A	22,677	93
*	Looksmart Ltd.	54,701	90
*	Pericom Semiconductor Corp.	8,578	89
*,^ Evergreen Solar Inc.		64,339	87
*	Presstek Inc.	40,606	84
*	Symmetricom Inc.	13,158	81
*	StarTek Inc.	15,375	77
*,^ Microvision Inc.		56,881	75
	TheStreet.com Inc.	22,378	75
*	MoSys Inc.	12,422	75
*	Transwitch Corp.	16,462	74
*	PC Connection Inc.	8,005	71
*	SRS Labs Inc.	8,051	69
*	Datalink Corp.	10,313	66

* Ness Technologies Inc.	10,182	65
* China TransInfo Technology Corp.	14,000	65
* Authentidate Holding Corp.	105,336	63
* Frequency Electronics Inc.	6,132	63
* NaviSite Inc.	11,127	61
* Network Engines Inc.	27,889	57
* China Information Technology Inc.	20,337	55
Telular Corp.	7,116	52
* WebMediaBrands Inc.	36,233	51
* Ditech Networks Inc.	34,438	50
* Online Resources Corp.	12,713	48
* Westell Technologies Inc. Class A	12,700	44
* PRGX Global Inc.	7,136	43
* Mattson Technology Inc.	17,376	42
* Pixelworks Inc.	11,645	42
* Viasystems Group Inc.	1,531	42
* Ikanos Communications Inc.	36,361	41
* Information Services Group Inc.	18,690	41
* RAE Systems Inc.	22,951	41
* NCI Inc. Class A	1,656	40
* EndWave Corp.	16,504	40
* PDF Solutions Inc.	5,923	39
* PLX Technology Inc.	10,402	38
* Planar Systems Inc.	13,735	38
* Tollgrade Communications Inc.	3,673	37
Bel Fuse Inc. Class A	1,477	35
* PAR Technology Corp.	7,772	35
Richardson Electronics Ltd.	2,625	35
* iGO Inc.	11,872	33
* Opnext Inc.	13,481	33
* ORBCOMM Inc.	9,769	32
Rimage Corp.	1,944	31
* X-Rite Inc.	6,261	30
* MEMSIC Inc.	8,040	30
* ID Systems Inc.	6,149	28
* Trident Microsystems Inc.	24,205	28
* Lantronix Inc.	6,995	27
* Rosetta Stone Inc.	1,884	25
QAD Inc. Class A	2,293	25
* Rainmaker Systems Inc.	19,115	25
* Zhone Technologies Inc.	10,572	24
* Superconductor Technologies Inc.	7,872	24
* Zix Corp.	5,332	20
* Transact Technologies Inc.	1,500	18
* Research Frontiers Inc.	2,555	17
* Vertro Inc.	4,874	17
* GSE Systems Inc.	7,311	16
* eLoyalty Corp.	2,159	16
* Monotype Imaging Holdings Inc.	1,069	15
* Identive Group Inc.	5,405	14
* Ramtron International Corp.	6,551	14
* Digital Ally Inc.	9,500	12
* Spire Corp.	2,366	11
* HSW International Inc.	3,300	10
* LeCroy Corp.	496	7
* Pervasive Software Inc.	908	6
QAD Inc. Class B	573	6
* Parkervision Inc.	7,548	5

* Selectica Inc.	829	5
* Travelzoo Inc.	43	3
* Ultra Clean Holdings	163	2
* Amtech Systems Inc.	60	1
* Wireless Telecom Group Inc.	1,403	1
* Management Network Group Inc.	626	1
* Digimarc Corp.	46	1
* Echo Global Logistics Inc.	81	1
* Deltek Inc.	125	1
* Market Leader Inc.	364	1
* Innodata Isogen Inc.	370	1
* Glu Mobile Inc.	160	1
* Dialogic Inc.	146	1
* Guidance Software Inc.	80	1
* Tier Technologies Inc. Class B	121	1
* PC Mall Inc.	63	1
* Numerex Corp. Class A	62	1
* TechTarget Inc.	55	—
* Newtek Business Services Inc.	204	—
* GTSI Corp.	50	—
* Performance Technologies Inc.	70	—
* Intellicheck Mobilisa Inc.	110	—
* Video Display Corp.	19	—
		2,963,297
Materials (4.2%)
Freeport-McMoRan Copper & Gold Inc.	1,016,503	56,467
EI du Pont de Nemours & Co.	985,280	54,161
Dow Chemical Co.	1,252,832	47,294
Monsanto Co.	578,899	41,831
Praxair Inc.	330,611	33,590
Newmont Mining Corp.	532,767	29,078
Air Products & Chemicals Inc.	231,549	20,881
Alcoa Inc.	1,103,836	19,483
PPG Industries Inc.	176,096	16,766
Nucor Corp.	341,110	15,698
Cliffs Natural Resources Inc.	146,175	14,366
International Paper Co.	449,052	13,552
Mosaic Co.	168,346	13,257
Ecolab Inc.	250,764	12,794
CF Industries Holdings Inc.	76,834	10,510
Lubrizol Corp.	70,767	9,480
United States Steel Corp.	154,918	8,356
Sigma-Aldrich Corp.	130,890	8,330
Sherwin-Williams Co.	98,933	8,309
Eastman Chemical Co.	77,845	7,732
Walter Energy Inc.	57,000	7,720
Celanese Corp. Class A	168,625	7,482
* Crown Holdings Inc.	172,148	6,641
Ball Corp.	181,077	6,492
Allegheny Technologies Inc.	95,688	6,480
Vulcan Materials Co.	139,224	6,349
FMC Corp.	74,462	6,324
Airgas Inc.	86,591	5,751
MeadWestvaco Corp.	181,612	5,508
International Flavors & Fragrances Inc.	86,746	5,404
Albemarle Corp.	89,393	5,343
* Owens-Illinois Inc.	176,592	5,331

Ashland Inc.	81,346	4,699
Sealed Air Corp.	173,192	4,617
Reliance Steel & Aluminum Co.	76,948	4,446
Martin Marietta Materials Inc.	49,143	4,407
Domtar Corp.	46,095	4,231
Steel Dynamics Inc.	222,532	4,177
Nalco Holding Co.	149,928	4,095
Sonoco Products Co.	111,731	4,048
Valspar Corp.	100,901	3,945
Bemis Co. Inc.	117,377	3,851
Aptargroup Inc.	72,999	3,659
Huntsman Corp.	208,194	3,618
* Rockwood Holdings Inc.	69,890	3,440
* Coeur d'Alene Mines Corp.	97,236	3,382
* Solutia Inc.	132,175	3,357
Compass Minerals International Inc.	35,724	3,341
RPM International Inc.	139,980	3,322
Packaging Corp. of America	111,722	3,228
Cabot Corp.	67,619	3,130
* Allied Nevada Gold Corp.	86,990	3,086
* WR Grace & Co.	79,611	3,048
Cytec Industries Inc.	53,843	2,927
Scotts Miracle-Gro Co. Class A	50,252	2,907
Royal Gold Inc.	55,007	2,882
Rock-Tenn Co. Class A	40,056	2,778
Temple-Inland Inc.	111,818	2,617
* Hecla Mining Co.	278,804	2,532
* Stillwater Mining Co.	99,359	2,278
Commercial Metals Co.	124,413	2,149
NewMarket Corp.	13,267	2,099
Silgan Holdings Inc.	54,831	2,091
Carpenter Technology Corp.	48,011	2,051
Olin Corp.	86,985	1,994
Sensient Technologies Corp.	54,462	1,952
AK Steel Holding Corp.	120,062	1,895
* Titanium Metals Corp.	98,587	1,832
Greif Inc. Class A	26,844	1,756
* Intrepid Potash Inc.	49,318	1,717
Schnitzer Steel Industries Inc.	24,595	1,599
Globe Specialty Metals Inc.	69,534	1,583
* Ferro Corp.	93,712	1,555
* Louisiana-Pacific Corp.	144,532	1,518
Balchem Corp.	38,972	1,462
Buckeye Technologies Inc.	53,516	1,457
PolyOne Corp.	101,403	1,441
Arch Chemicals Inc.	33,847	1,408
Innophos Holdings Inc.	30,063	1,386
Minerals Technologies Inc.	20,215	1,385
Eagle Materials Inc.	45,748	1,384
* Georgia Gulf Corp.	37,262	1,379
Worthington Industries Inc.	63,858	1,336
* OM Group Inc.	33,895	1,239
* Materion Corp.	30,080	1,227
Texas Industries Inc.	27,052	1,224
* Century Aluminum Co.	65,071	1,216
AMCOL International Corp.	32,270	1,161
Westlake Chemical Corp.	20,222	1,137
HB Fuller Co.	51,702	1,111

*	Calgon Carbon Corp.	63,898	1,015
	Schweitzer-Mauduit International Inc.	19,826	1,003
*	RTI International Metals Inc.	31,636	985
*	Clearwater Paper Corp.	11,833	963
	Koppers Holdings Inc.	22,489	960
*	US Gold Corp.	102,644	906
*	Innospec Inc.	26,379	843
*	Graphic Packaging Holding Co.	151,139	819
*	Mercer International Inc.	58,840	797
	PH Glatfelter Co.	52,042	693
*	General Moly Inc.	128,822	693
	Haynes International Inc.	12,325	683
*	AM Castle & Co.	35,811	676
	Deltic Timber Corp.	9,815	656
	A Schulman Inc.	26,450	654
	Stepan Co.	8,711	632
	Hawkins Inc.	14,517	596
	Kaiser Aluminum Corp.	11,955	589
	Neenah Paper Inc.	26,487	582
*	Kraton Performance Polymers Inc.	14,862	568
	Quaker Chemical Corp.	13,768	553
*	Horsehead Holding Corp.	31,780	542
	American Vanguard Corp.	58,376	507
*	Headwaters Inc.	85,507	505
	Myers Industries Inc.	49,208	489
*	US Energy Corp. Wyoming	73,527	460
*	Omnova Solutions Inc.	55,847	440
	Olympic Steel Inc.	12,972	426
*	LSB Industries Inc.	10,612	421
*	Flotek Industries Inc.	48,565	408
*	STR Holdings Inc.	20,952	402
*	Zoltek Cos. Inc.	26,301	353
	Zep Inc.	19,154	333
	Boise Inc.	34,092	312
*	KapStone Paper and Packaging Corp.	17,824	306
*	Landec Corp.	40,323	262
	Wausau Paper Corp.	31,184	238
*,^ China Green Agriculture Inc.		33,449	231
*	ADA-ES Inc.	9,200	201
*	Capital Gold Corp.	31,254	201
*	Spartech Corp.	24,882	180
*,^ General Steel Holdings Inc.		70,512	169
*	Universal Stainless & Alloy	4,761	161
	Chase Corp.	7,325	135
*,^ China Precision Steel Inc.		75,965	129
*	China Direct Industries Inc.	90,858	125
*,^ Paramount Gold and Silver Corp.		31,935	124
*	AEP Industries Inc.	3,657	109
*	Gulf Resources Inc.	15,754	98
*	Nanophase Technologies Corp.	66,261	95
*	TPC Group Inc.	3,226	93
	KMG Chemicals Inc.	4,354	86
*	Metals USA Holdings Corp.	5,196	85
*	Noranda Aluminum Holding Corp.	5,002	80
*,^ China Agritech Inc.		10,087	69
*	Ampal American Israel Class A	37,313	66
*	Penford Corp.	10,087	63
*	Senomyx Inc.	9,986	60

*,^ Orient Paper Inc.		12,890	60
*	American Pacific Corp.	9,574	58
*	Solitario Exploration & Royalty Corp.	12,887	46
*	Golden Minerals Co.	2,079	46
*	Yongye International Inc.	6,320	39
*	United States Lime & Minerals Inc.	617	25
*	Puda Coal Inc.	1,633	20
*	Graham Packaging Co. Inc.	1,139	20
*	Sutor Technology Group Ltd.	11,666	19
*	Verso Paper Corp.	2,817	15
*	ShengdaTech Inc.	221	1
*	Continental Materials Corp.	5	—
			686,731
Telecommunication Services (2.7%)
	AT&T Inc.	6,379,189	195,203
	Verizon Communications Inc.	3,051,183	117,593
*	American Tower Corp. Class A	431,266	22,348
	CenturyLink Inc.	365,039	15,167
*	Sprint Nextel Corp.	3,190,172	14,802
*	Crown Castle International Corp.	314,190	13,369
	Qwest Communications International Inc.	1,694,939	11,576
	Frontier Communications Corp.	1,074,038	8,829
*	NII Holdings Inc.	182,656	7,611
	Windstream Corp.	522,086	6,719
*	SBA Communications Corp. Class A	117,884	4,678
*	MetroPCS Communications Inc.	269,072	4,370
*	tw telecom inc Class A	155,129	2,978
*	Level 3 Communications Inc.	1,817,496	2,672
	Telephone & Data Systems Inc.	75,035	2,529
	AboveNet Inc.	17,594	1,141
*	Leap Wireless International Inc.	71,200	1,103
*	United States Cellular Corp.	19,506	1,004
*,^ Clearwire Corp. Class A		155,853	871
	Alaska Communications Systems Group Inc.	81,186	865
	NTELOS Holdings Corp.	42,972	791
*	Cincinnati Bell Inc.	289,524	776
	Atlantic Tele-Network Inc.	19,110	711
*	Cogent Communications Group Inc.	45,108	644
*	Vonage Holdings Corp.	122,496	559
*	General Communication Inc. Class A	45,302	496
*	Premiere Global Services Inc.	63,495	484
	Consolidated Communications Holdings Inc.	25,481	477
	IDT Corp. Class B	16,830	453
	Shenandoah Telecommunications Co.	23,271	420
*	Hughes Communications Inc.	6,616	395
*	ICO Global Communications Holdings Ltd.	147,446	394
*	PAETEC Holding Corp.	107,173	358
*	Neutral Tandem Inc.	22,614	333
	USA Mobility Inc.	21,314	309
*	Global Crossing Ltd.	20,925	291
*	Cbeyond Inc.	23,506	274
*	8x8 Inc.	93,814	264
	HickoryTech Corp.	26,156	238
	Telephone & Data Systems Inc.	7,633	225
*	Iridium Communications Inc.	24,286	193
*	SureWest Communications	9,920	143
*	FiberTower Corp.	30,094	60

* Globalstar Inc.	742	1
Warwick Valley Telephone Co.	38	1
		444,718
Utilities (3.3%)
Southern Co.	896,642	34,171
Exelon Corp.	713,879	29,440
Dominion Resources Inc.	627,266	28,039
Duke Energy Corp.	1,431,374	25,980
NextEra Energy Inc.	426,885	23,530
PG&E Corp.	423,668	18,718
American Electric Power Co. Inc.	518,957	18,236
Public Service Enterprise Group Inc.	546,741	17,228
FirstEnergy Corp.	451,870	16,760
Consolidated Edison Inc.	313,949	15,924
Progress Energy Inc.	316,529	14,605
PPL Corp.	522,213	13,212
Sempra Energy	246,350	13,180
Entergy Corp.	195,214	13,120
Edison International	334,430	12,237
Xcel Energy Inc.	497,202	11,878
* AES Corp.	723,883	9,411
DTE Energy Co.	182,471	8,934
Wisconsin Energy Corp.	252,333	7,696
CenterPoint Energy Inc.	433,929	7,620
Oneok Inc.	109,185	7,302
Ameren Corp.	258,794	7,264
Northeast Utilities	190,234	6,582
Constellation Energy Group Inc.	204,829	6,376
* Calpine Corp.	385,579	6,119
NiSource Inc.	301,764	5,788
* NRG Energy Inc.	266,779	5,746
National Fuel Gas Co.	75,402	5,580
OGE Energy Corp.	105,779	5,348
American Water Works Co. Inc.	188,893	5,299
NSTAR	112,330	5,198
CMS Energy Corp.	263,955	5,184
SCANA Corp.	130,429	5,135
Pinnacle West Capital Corp.	117,766	5,039
Energen Corp.	74,101	4,677
Alliant Energy Corp.	119,633	4,657
Pepco Holdings Inc.	243,340	4,538
MDU Resources Group Inc.	194,226	4,461
Integrys Energy Group Inc.	84,149	4,250
TECO Energy Inc.	221,019	4,146
UGI Corp.	119,702	3,938
ITC Holdings Corp.	54,646	3,820
NV Energy Inc.	255,006	3,797
DPL Inc.	129,382	3,546
Aqua America Inc.	149,322	3,418
Westar Energy Inc.	128,211	3,387
AGL Resources Inc.	84,686	3,374
Atmos Energy Corp.	98,356	3,354
Questar Corp.	190,265	3,320
* GenOn Energy Inc.	829,884	3,162
Great Plains Energy Inc.	147,604	2,955
Nicor Inc.	49,607	2,664
Hawaiian Electric Industries Inc.	102,501	2,542

	Piedmont Natural Gas Co. Inc.			78,723	2,389
	Vectren Corp.			84,769	2,306
	Cleco Corp.			66,220	2,271
	WGL Holdings Inc.			55,577	2,168
	IDACORP Inc.			53,498	2,038
	Portland General Electric Co.			82,328	1,957
	Southwest Gas Corp.			49,734	1,938
	New Jersey Resources Corp.			45,032	1,934
	South Jersey Industries Inc.			32,388	1,813
	UIL Holdings Corp.			55,011	1,679
	Avista Corp.			62,174	1,438
	Unisource Energy Corp.			39,476	1,426
*	El Paso Electric Co.			46,726	1,421
	PNM Resources Inc.			94,484	1,410
	Allete Inc.			35,090	1,368
	Black Hills Corp.			40,759	1,363
	Northwest Natural Gas Co.			29,098	1,342
	NorthWestern Corp.			39,232	1,189
	Laclede Group Inc.			28,433	1,083
	MGE Energy Inc.			24,601	996
	Empire District Electric Co.			44,069	960
	American States Water Co.			24,918	894
	Otter Tail Corp.			37,446	851
	CH Energy Group Inc.			16,507	834
	California Water Service Group			21,044	782
*	Dynegy Inc. Class A			114,947	654
	Ormat Technologies Inc.			21,330	540
	SJW Corp.			21,842	506
	Connecticut Water Service Inc.			17,347	457
	Chesapeake Utilities Corp.			8,978	374
	Central Vermont Public Service Corp.			15,723	366
	Middlesex Water Co.			11,567	210
*	Cadiz Inc.			13,146	160
	Consolidated Water Co. Ltd.			11,915	130
	Unitil Corp.			5,194	122
	Artesian Resources Corp. Class A			5,580	109
*	Synthesis Energy Systems Inc.			30,151	85
*	China Natural Gas Inc.			7,702	43
	York Water Co.			1,944	34
*	Purecycle Corp.			8,430	33
	Delta Natural Gas Co. Inc.			700	22
	Pennichuck Corp.			737	21
	RGC Resources Inc.			16	1
					533,602
Total Common Stocks (Cost $13,565,867)					16,202,789
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund		0.208%		59,185,000	59,185

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.150%	6/1/11	1,000	1,000

[4,5] Federal Home Loan Bank Discount Notes	0.150%	5/13/11	2,000	2,000
[4,5] Federal Home Loan Bank Discount Notes	0.130%	5/20/11	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.150%	5/25/11	2,000	1,999
[4,5] Freddie Mac Discount Notes	0.271%	6/7/11	250	250
				6,249
Total Temporary Cash Investments (Cost $65,434)				65,434
Total Investments (99.9%) (Cost $13,631,301)				16,268,223
Other Assets and Liabilities-Net (0.1%)[3]				14,277
Net Assets (100%)				16,282,500

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,584,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $36,665,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $5,649,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,202,789	—	—
Temporary Cash Investments	59,185	6,249	—
Futures Contracts—Assets[1]	36	—	—

Institutional Total Stock Market Index Fund

Futures Contracts—Liabilities[1]	(145)	—	—
Total	16,261,865	6,249	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	184	60,766	1,112
E-mini Russell 2000 Index	June 2011	73	6,144	307
E-mini S&P 500 Index	June 2011	75	4,954	(17)
S&P MidCap 400 Index	June 2011	4	1,974	110
E-Mini S&P MidCap Index	June 2011	10	987	48
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2011, the cost of investment securities for tax purposes was $13,631,301,000. Net unrealized appreciation of investment securities for tax purposes was $2,636,922,000, consisting of unrealized gains of $3,527,786,000 on securities that had risen in value since their purchase and $890,864,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.